AXP(R)
     State
         Tax-Exempt
              Funds

2002 SEMIANNUAL REPORT

Tax-exempt funds from the following states:

California

Massachusetts

Michigan

Minnesota

New York

Ohio

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

American
   Express(R)
 Funds

AMERICAN
   EXPRESS(R)

Table of Contents

From the Chairman                                        2
Economic and Market Update                               4
Fund Snapshot                                            6
Questions & Answers with Portfolio Management           12
Investments in Securities                               21
Financial Statements                                    54
Notes to Financial Statements                           61
Results of Meeting of Shareholders                      81


(photo of) Arne H. Carlson

From the Chairman

Arne H. Carlson
Chairman of the board

Dear Shareholders,

As we began the new year, the proposed Bush economic stimulus package and potential conflicts around the globe were capturing headlines. While we don't know exactly what the future will bring for investors, we do know the past three years have been difficult. Negative investment returns persisted in 2002. Public confidence in the integrity of corporations was also shaken. While the scandals appear to be largely behind us, the recent past offers lessons on investing and on corporate governance, which I would like to discuss with you.

First, and importantly, we have learned that diversification is not just a concept but a key tactic investors can use to help preserve assets. Many investors have come to a new understanding of their own degree of risk tolerance. We would encourage you to work closely with your financial advisor to build a diversified portfolio designed to match your current thoughts about risk and reward.

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2 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

From the Chairman

A second lesson of 2002 is that we must have enhanced oversight of corporations to ensure their financial statements are accurate, their officers act in the interest of shareholders and their directors are truly independent. The Sarbanes-Oxley Act passed by Congress in August, is already having an impact in these areas. We believe governance of the American Express(R) Funds is consistent with the standards imposed by Sarbanes-Oxley.

The American Express Funds Board is an independent body comprised of 10 members who are nominated by the independent directors. American Express Financial Corporation is represented by three board members, however, they do not play a role on the nominating committee. I am proud of our board members who come from across the United States and bring strong, diverse skills to the assignment of looking out for the interest of the Funds' shareholders. In 2002, we saw solid evidence of progress in several areas including, importantly, investment performance.

In addition, the Funds auditors, KPMG LLP, are independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

Further, the Board has confidence in Ted Truscott, American Express Financial Corporation's Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

All of the proposals in the proxy statement you received in September were approved at the shareholder meeting on Nov. 13, 2002, and most will be implemented in the coming weeks.

On behalf of the Board,

Arne H. Carlson

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3 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Economic and Market Update
         FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott

William F. "Ted" Truscott
Chief Investment Officer
American Express Financial Corporation

Dear Shareholders,

In spite of a mostly positive fourth quarter*, 2002 proved to be an extraordinarily challenging year for investors, with the benchmark stock indices -- the Dow, the Nasdaq and the S&P 500 -- all registering percentage losses well into the double digits.

While there were technical factors that put a damper on market performance last year, most notably, P/E ratios that are surprisingly high after three years of a bear market, it was corporate governance issues that fostered a general atmosphere of mistrust. The collapse of several large, high profile companies due to outright fraud and malfeasance has been -- and ought to be -- outrageous to the investing public. The magnitude of this wrongdoing is still shocking months after the fact. When many economic factors should have been giving investors reason for optimism, the steady drip of news about these companies sapped overall confidence.

I believe there is ample evidence that conditions are not as bad as the markets seem to think. While corporate earnings have been weak, the economy grew at the respectable rate of about 3% last year, compared to 0.1% in 2001. A portion of the softness in earnings can be attributed to excess capacity added in the late `90s.


KEY POINTS

-- If you are rebalancing your portfolio, we encourage moderate changes from stocks to bonds.

-- Interest rates are the lowest they have been in 40 years.

-- There is ample evidence that conditions are not as bad as the markets seem to think.

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4 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Economic and Market Update

Interest rates are another bright spot. They are the lowest they have been in 40 years, which has added to consumer and business purchasing power. There's no better illustration of this than the housing market, which has remained vigorous. Finally, the business productivity gains we've seen since the mid-`90s are remarkable, making products and services less expensive. The macroeconomic picture, while not ideal, is certainly positive.

For these reasons, I'm cautiously optimistic about market prospects for 2003. Of course, there are still risks. Much of what happens this year will depend on external factors, such as whether or not more scandals arise and the implications of potential conflict in Iraq. In the short term, military action in Iraq would almost certainly produce an oil price spike; if that increase became severe enough for a significant period of time, it would create inflationary pressures that could endanger economic growth.

In addition to stocks, some bond categories offer opportunity. Though we believe U.S. Treasuries are currently overvalued, select corporate, high-yield and municipal issues may provide competitive returns this year. Speak to your financial advisor to learn more about different asset classes.

After three years of negative stock market returns, many individual investors are rebalancing portfolios with regard to risk and return. If you are repositioning, we would encourage moderate changes from stocks to bonds. The risk inherent in emotion-based repositioning is that you will go too far too fast. I encourage gradual movement across categories. Should interest rates move at all in 2003, it's likely that they'll go up, which will have a negative impact on most bonds. Continue to invest according to your individual timeframe and financial goals.

As always, thank you for investing with American Express Financial Advisors.

William F. Truscott

* Please see portfolio manager Q&A for fiscal period economic coverage.

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5 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



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Fund Snapshot
         AS OF DEC. 31, 2002

AXP California Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                                     Terry Fettig, CFA
Tenure/since                                                       1/02
Years in industry                                                    24

FUND OBJECTIVE

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 8/18/86        B: 3/20/95        C: 6/26/00

Ticker symbols
A: ICALX          B: ACABX          C: --

Total net assets                                         $273.4 million
Number of holdings                                    approximately 120

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
          X       X   HIGH
          X       X   MEDIUM  QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          70.6%
AA bonds                                                            4.1
A bonds                                                             6.9
BAA bonds                                                           3.9
Non-investment grade bonds                                         10.8

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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6 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



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Fund Snapshot
         AS OF DEC. 31, 2002

AXP Massachusetts Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                                  Terry Seierstad, CFA
Tenure/since                                                       1/02
Years in industry                                                    30

FUND OBJECTIVE

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from respective state and local tax.

Inception dates
A: 7/2/87         B: 3/20/95        C: 6/26/00

Ticker symbols
A: IDMAX          B: AXMBX          C: --

Total net assets                                          $96.6 million
Number of holdings                                     approximately 60

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
          X       X   HIGH
          X       X   MEDIUM  QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          65.6%
AA bonds                                                           18.6
A bonds                                                             2.7
BAA bonds                                                           5.0
Non-investment grade bonds                                          6.8

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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7 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



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Fund Snapshot
         AS OF DEC. 31, 2002

AXP Michigan Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                                     Terry Fettig, CFA
Tenure/since                                                       1/02
Years in industry                                                    24

FUND OBJECTIVE

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates
A: 7/2/87         B: 3/20/95        C: 6/26/00

Ticker symbols
A: INMIX          B: --             C: --

Total net assets                                          $83.2 million
Number of holdings                                     approximately 70

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
          X       X   HIGH
          X       X   MEDIUM  QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          75.8%
AA bonds                                                            6.8
A bonds                                                             2.5
BAA bonds                                                           5.4
Non-investment grade bonds                                          7.4

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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8 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



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Fund Snapshot
         AS OF DEC. 31, 2002

AXP Minnesota Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                                      Dave Kerwin, CFA
Tenure/since                                                       1/02
Years in industry                                                    17

FUND OBJECTIVE

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates
A: 8/18/86        B: 3/20/95        C: 6/26/00

Ticker symbols
A: IMNTX          B: IDSMX          C: --

Total net assets                                         $465.4 million
Number of holdings                                    approximately 150

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
          X       X   HIGH
          X       X   MEDIUM  QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          59.4%
AA bonds                                                           10.5
A bonds                                                             5.5
BAA bonds                                                          11.8
Non-investment grade bonds                                         12.5

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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9 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Fund Snapshot
         AS OF DEC. 31, 2002

AXP New York Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                                      Dave Kerwin, CFA
Tenure/since                                                       1/02
Years in industry                                                    17

FUND OBJECTIVE

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 8/18/86        B: 3/20/95        C: 6/26/00

Ticker symbols
A: INYKX          B: --             C: --

Total net assets                                         $117.1 million
Number of holdings                                     approximately 70

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
          X       X   HIGH
          X       X   MEDIUM  QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          55.7%
AA bonds                                                           31.9
A bonds                                                             5.6
Non-investment grade bonds                                          5.7

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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10 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



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Fund Snapshot
         AS OF DEC. 31, 2002

AXP Ohio Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                                  Terry Seierstad, CFA
Tenure/since                                                       1/02
Years in industry                                                    30

FUND OBJECTIVE

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 7/2/87         B: 3/20/95        C: 6/26/00

Ticker symbols
A: IOHIX          B: --             C: --

Total net assets                                          $81.3 million
Number of holdings                                     approximately 50

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
          X       X   HIGH
          X       X   MEDIUM  QUALITY
                      LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          58.2%
AA bonds                                                           30.4
BAA bonds                                                           6.8
Non-investment grade bonds                                          3.1

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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11 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers
         WITH PORTFOLIO MANAGEMENT

Q:  How did the Funds perform for the six-month period ended Dec. 31, 2002?

A:  All Fund returns are for Class A shares, excluding sales charges.

    o The AXP California Tax-Exempt Fund returned 4.07% during the period, compared to a return of 4.34% for the Lipper California Municipal Debt Funds Index.

    o The AXP Massachusetts Tax-Exempt Fund returned 3.70% for the period, compared to a return of 4.61% for the Lipper Massachusetts Municipal Debt Funds Index.

    o The AXP Michigan Tax-Exempt Fund returned 4.26% for the period while the Lipper Michigan Municipal Debt Funds Index returned 4.33%.

    o The AXP Minnesota Tax-Exempt Fund returned 3.92% for the period while the Lipper Minnesota Municipal Debt Funds Index gained 4.15%.

    o The AXP New York Tax-Exempt Fund returned 5.14% for the period compared to a return of 4.46% for the Lipper New York Municipal Debt Funds Index.

    o The AXP Ohio Tax-Exempt Fund returned 3.53% during the period, while its comparative Lipper Ohio Municipal Debt Funds Index generated a return of 4.23%.

    A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, returned 4.75% for the same six-month period.

Q:  What factors significantly impacted performance of the Funds?

A: Developments affecting the interest rate environment created two distinctly different periods of performance over the past six months. During the opening months of the period interest rates trended lower in the face of continued economic disappointments and growing global tensions. As a result, the Funds enjoyed positive performance. Our increasing focus on intermediate-term bonds helped performance during this period as they enjoyed some of the best returns among all tax-exempt bonds while providing a comfortable balance of attractive income and capital appreciation as interest rates declined. This strategy worked particularly well with our New York portfolio, which enjoyed very solid performance in comparison to its peer group. We put increasing focus on high-quality issuers, as lower-grade bonds struggled in an uncertain economic environment. In October, we witnessed a significant change in the bond markets. Interest rates reversed, and began increasing. The upward trend in rates on municipal bonds occurred surprisingly quickly, making it difficult to adjust the portfolios to compensate for these

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12 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote) > Our main focus has been to keep the Funds fully invested in order to maintain a competitive dividend level. (end callout quote)

    circumstances. Because most of these Funds were somewhat aggressively positioned from the perspective of interest rate sensitivity, their performance generally lagged those of their competitors as a whole. As the sharp selloff in the tax-exempt bond market continued throughout October and into November, intermediate-term bonds tended to be the hardest-hit segment of the market during this downturn in bond prices. Municipal bonds recovered significantly in December, helping us end the six-month period on a relatively strong note. Our Massachusetts portfolio had somewhat less interest rate sensitivity for most of the period. In light of the fact that rates generally trended lower, that hurt the Fund's relative performance versus its competitive group. Most other state Funds took a more aggressive interest rate stance, and benefited as a result for most of the period.


(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended Dec. 31, 2002

  6%        (bar 1)       (bar 2)       (bar 3)
  4%        +4.07%        +4.75%        +4.34%
  2%
  0%

(bar 1) AXP California Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Municipal Bond Index(1) (unmanaged)

(bar 3) Lipper California Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper California Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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13 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers


(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended Dec. 31, 2002

  6%        (bar 1)       (bar 2)       (bar 3)
  4%        +3.70%        +4.75%        +4.61%
  2%
  0%

(bar 1) AXP Massachusetts Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Municipal Bond Index(1) (unmanaged)

(bar 3) Lipper Massachusetts Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper Massachusetts Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.


(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended Dec. 31, 2002

  6%        (bar 1)       (bar 2)       (bar 3)
  4%        +4.26%        +4.75%        +4.33%
  2%
  0%

(bar 1) AXP Michigan Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Municipal Bond Index(1) (unmanaged)

(bar 3) Lipper Michigan Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper Michigan Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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14 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers


(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended Dec. 31, 2002

  6%        (bar 1)       (bar 2)       (bar 3)
  4%        +3.92%        +4.75%        +4.15%
  2%
  0%

(bar 1) AXP Minnesota Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Municipal Bond Index(1) (unmanaged)

(bar 3) Lipper Minnesota Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper Minnesota Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.


(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended Dec. 31, 2002

  6%        (bar 1)       (bar 2)       (bar 3)
  4%        +5.14%        +4.75%        +4.46%
  2%
  0%

(bar 1) AXP New York Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Municipal Bond Index(1) (unmanaged)

(bar 3) Lipper New York Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper New York Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
15 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers


(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended Dec. 31, 2002

  6%        (bar 1)       (bar 2)       (bar 3)
  4%        +3.53%        +4.75%        +4.23%
  2%
  0%

(bar 1) AXP Ohio Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Municipal Bond Index(1) (unmanaged)

(bar 3) Lipper Ohio Municipal Debt Funds Index(2)

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(2) The Lipper Ohio Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

Q:  Did you make significant changes to the Funds during this period?

A: Much of our effort focused on improving the credit quality of our municipal bond portfolios. We felt this was a critical step given continued economic uncertainty. We also generally avoided longer-term bonds, due to our concern that after an extended downturn, interest rates could be poised to move higher. Still, we maintained a fair amount of interest rate sensitivity in the portfolios going into this period. While we were surprised by the magnitude of the price declines that occurred in October and November, we did make some adjustments at that time to reduce the Funds' price sensitivity to interest rate changes. Our Funds have remained virtually fully invested because there is little benefit in holding cash with such low rates on short-term investments in the current market. This generally should work to our benefit, as we have been able to maintain a fairly attractive dividend level in each of the portfolios. Also, during the period we entered into Bond Market Association (BMA) swaps as a tool to help manage the portfolio's duration. We use BMA swaps as a substitute for Treasury futures because of the considerable basis risk (taxable rates versus tax-exempt rates) associated with Treasury futures. By using BMA swaps we are able to adjust the Fund's duration quickly, without buying or selling bonds.

--------------------------------------------------------------------------------
16 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

    In this period the swaps detracted from Fund performance. However, the portfolio as a whole benefited as bond values increased.

Q:  What is your outlook for the coming months?

A: While bond markets have benefited from a generally favorable interest rate environment in recent years, 2003 may result in a change to that trend. The general expectation for the U.S. economy, which enjoyed slow, steady growth in 2002, is for it to continue to gain ground in 2003. Typically, interest rates tend to rise in this environment. However, given that expectations for growth remain modest, and inflation remains subdued, we expect rates will not rise dramatically. Another prominent issue for these Funds is that most states are facing significant budget problems. We are closely monitoring these situations and will adjust the portfolios accordingly. While capital appreciation potential may be limited, we continue to focus on owning securities that generate attractive dividends that are generally exempt from both federal and state income taxes.

Q:  How are you positioning the Funds in light of your outlook?

A: Our main focus has been to keep the Funds fully invested in order to maintain a competitive dividend level. At the same time, we have put increasing focus on intermediate-term securities, which we believe are well positioned to generate competitive returns in the current market environment. We have reduced the interest rate sensitivities of these portfolios to address a possible rising interest rate period. In addition, given the current budget woes facing most states, we put increasing emphasis on securities that are insured in terms of timely payment of principal and interest, and on revenue bonds that generate income from services provided. By contrast, we have put less focus on general obligation bonds that are repaid via tax revenues. We believe our strategy will help provide a degree of stability to the Funds in 2003.

--------------------------------------------------------------------------------
17 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
as of Dec. 31, 2002

                                Class A                   Class B                   Class C
(Inception dates)              (8/18/86)                 (3/20/95)                 (6/26/00)
                         NAV(1)       POP(2)        NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)

6 months*                +4.07%       -0.88%        +3.67%       -1.33%       +3.66%       +2.66%
1 year                   +7.29%       +2.19%        +6.49%       +2.49%       +6.68%       +6.68%
5 years                  +4.86%       +3.84%        +4.08%       +3.91%         N/A          N/A
10 years                 +5.64%       +5.13%          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +4.86%       +4.86%       +6.47%       +6.47%


* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.


AXP Massachusetts Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
as of Dec. 31, 2002

                                Class A                   Class B                   Class C
(Inception dates)              (7/2/87)                  (3/20/95)                 (6/26/00)
                         NAV(1)       POP(2)        NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)

6 months*                +3.70%       -1.23%        +3.30%       -1.70%       +3.30%       +2.30%
1 year                   +6.91%       +1.83%        +6.11%       +2.11%       +6.11%       +6.11%
5 years                  +4.56%       +3.55%        +3.77%       +3.60%         N/A          N/A
10 years                 +5.57%       +5.06%          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +4.72%       +4.72%       +6.62%       +6.62%


* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
18 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP Michigan Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
as of Dec. 31, 2002

                                Class A                   Class B                   Class C
(Inception dates)              (7/2/87)                  (3/20/95)                 (6/26/00)
                         NAV(1)       POP(2)        NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)

6 months*                +4.26%       -0.69%        +3.87%       -1.13%       +3.86%       +2.86%
1 year                   +8.02%       +2.90%        +7.21%       +3.21%       +7.21%       +7.21%
5 years                  +4.66%       +3.65%        +3.88%       +3.71%         N/A          N/A
10 years                 +5.60%       +5.09%          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +4.69%       +4.69%       +6.86%       +6.86%


* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

AXP Minnesota Tax-Exempt Fund


AVERAGE ANNUAL TOTAL RETURNS
as of Dec. 31, 2002

                                Class A                   Class B                   Class C
(Inception dates)              (8/18/86)                 (3/20/95)                 (6/26/00)
                         NAV(1)       POP(2)        NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)

6 months*                +3.92%       -1.01%        +3.52%       -1.48%       +3.52%       +2.52%
1 year                   +7.79%       +2.67%        +6.98%       +2.98%       +6.77%       +6.77%
5 years                  +4.89%       +3.88%        +4.10%       +3.94%         N/A          N/A
10 years                 +5.72%       +5.21%          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +4.97%       +4.97%       +6.74%       +6.74%


* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
19 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
as of Dec. 31, 2002

                                Class A                   Class B                   Class C
(Inception dates)              (8/18/86)                 (3/20/95)                 (6/26/00)
                         NAV(1)       POP(2)        NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)

6 months*                +5.14%       +0.15%        +4.74%       -0.26%       +4.73%       +3.73%
1 year                   +9.15%       +3.97%        +8.33%       +4.33%       +8.33%       +8.33%
5 years                  +4.99%       +3.97%        +4.20%       +4.03%         N/A          N/A
10 years                 +5.54%       +5.02%          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +4.86%       +4.86%       +7.17%       +7.17%


* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

AXP Ohio Tax-Exempt Fund


AVERAGE ANNUAL TOTAL RETURNS
as of Dec. 31, 2002

                                Class A                   Class B                   Class C
(Inception dates)              (7/2/87)                  (3/20/95)                 (6/26/00)
                         NAV(1)       POP(2)        NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)

6 months*                +3.53%       -1.40%        +3.32%       -1.67%       +3.32%       +2.32%
1 year                   +7.01%       +1.93%        +6.20%       +2.20%       +6.40%       +6.40%
5 years                  +4.64%       +3.63%        +3.86%       +3.69%         N/A          N/A
10 years                 +5.46%       +4.95%          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +4.65%       +4.65%       +6.29%       +6.29%


* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
20 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Investments in Securities

AXP California Tax-Exempt Fund

Dec. 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.4%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

ABAG Financial Authority
     for Nonprofit Corporations
     Certificates of Participation
     International School Series 1996
         05-01-26               7.38%             $2,200,000          $2,337,918

ABAG Financial Authority
     for Nonprofit Corporations
     Revenue Bonds San Diego
     Hospital Association
     Series 2001A
         08-15-20               6.13               1,000,000           1,035,650

Alameda Unified School District Unlimited
     General Obligation Refunding Bonds
     Alameda County Series 2002
     (FSA Insured)
         07-01-14               5.50               2,000,000           2,345,980

Alhambra City Elementary School District
     Los Angeles County Election of 1999
     General Obligation Bonds Zero Coupon
     Series 1999A (FSA Insured)
         09-01-22               5.95               1,055,000(f)          383,376

Anaheim High School District
     Unlimited General Obligation Bonds
     Series 2002A (FSA Insured)
         08-01-16               5.38               1,550,000           1,729,986

Anaheim Public Financing Authority
     Lease Capital Appreciation Improvement
     Revenue Bonds Zero Coupon
     Series 1997C (FSA Insured)
         09-01-25               5.61               2,170,000(f)          660,092

Anaheim Public Financing Authority
     Revenue Bonds Electric Utilities
     San Juan 2nd Series 1993 (FGIC Insured)
         10-01-22               5.75              10,000,000          10,314,200

Antelope Valley Unified High School District
     Unlimited General Obligation Bonds
     Series 2002A (MBIA Insured)
         08-01-18               5.38               2,270,000           2,512,754

Beaumont Financing Authority
     Local Agency Revenue Bonds
     Series 2000A
         09-01-32               7.38               1,955,000           2,051,929

Brea Redevelopment Agency
     Tax Allocation Refunding Bonds
     Redevelopment Project AB
     Series 1993 (MBIA Insured)
         08-01-17               5.50               1,800,000           1,872,882

Commonwealth of Puerto Rico
     Highway & Transportation Authority
     Refunding Revenue Bonds
     Series 2002E (FSA Insured)
         07-01-17               5.50                 850,000(c)          985,184

Commonwealth of Puerto Rico
     Highway & Transportation Authority
     Revenue Bonds Series 1993
     (FSA Insured)
         07-01-09               5.50               1,000,000(c)        1,153,020

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Refunding Bonds
     Series 2001A (MBIA Insured)
         07-01-15               5.50               2,455,000(c)        2,851,286

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Refunding Bonds
     Series 2001A (XLCA Insured)
         07-01-17               5.50               1,000,000(c)        1,150,710

Commonwealth of Puerto Rico
     Unlimited General Obligation Bonds
     2nd Series R184C Inverse Floater
     (FGIC Insured)
         07-01-20               9.84               3,150,000(c,g)      4,056,318

Community Development Authority
     Health Facilities Unihealth America
     Certificate of Participation Series 1993
     Inverse Floater (AMBAC Insured)
         10-01-11               9.90               5,000,000(g)        6,430,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Contra Costa County
     Residential Rent Facility
     Multi-family Housing Revenue Bonds
     Cypress Meadows Series 1998E A.M.T.
         09-01-28               7.00%             $2,000,000(b)       $1,753,800

Costra Costa Water District
     Refunding Revenue Bonds
     Series 2002L (FSA insured)
         10-01-08               4.00               3,155,000           3,409,545

Encinitas Unified School District
     Unlimited General Obligation Bonds
     Zero Coupon Series 1996 (MBIA Insured)
         08-01-15               5.85               2,500,000(f)        1,419,300

Folsom Special Tax Bonds
     Community Facilities District # 14
     Series 2002
         09-01-22               6.13               1,000,000           1,019,110

Folsom Special Tax Refunding Bonds
     Community Facilities District #10
     Series 1999
         09-01-24               7.00               3,000,000           3,214,770

Fontana Redevelopment Agency
     Refunding Certificate of Participation
     Police Facility Series 1993
         04-01-16               5.63               4,500,000           4,604,265

Fontana Unified School District
     Unlimited General Obligation Bonds
     Series 1995C (FGIC Insured)
         05-01-20               6.15               3,470,000           3,994,005

Fontana Unified School District
     Unlimited Tax General Obligation Bonds
     Series1997D (FGIC Insured)
         05-01-22               5.75               2,000,000           2,227,500

Foothill/Eastern Transportation
     Corridor Agency Toll Road
     Senior Lien Revenue Bonds
     Series 1995A
         01-01-34               6.00               1,775,000           2,058,503

Fremont Unified School District
     Unlimited General Obligation Bonds
     Alameda County Series 2002A (FGIC Insured)
         08-01-19               5.38               2,250,000           2,471,828

Garden Grove Agency
     Community Development
     Tax Allocation Refunding Bonds
     Garden Grove Community
     Series 1993
         10-01-23               5.88               2,750,000           2,796,805

Garden Grove Certificate of Participation
     Bahia Village/Emerald Isle
     Series 1993 (FSA Insured)
         08-01-23               5.70               2,660,000           2,753,393

Infrastructure & Economic Development
     Bank Revenue Bonds
     American Center for Wine, Foods & Arts
     Series 1999 (ACA Insured)
         12-01-19               5.70               2,500,000           2,640,525

Inglewood Redevelopment Agency
     Revenue Bonds Series 1998A
     (AMBAC Insured)
         05-01-23               5.25               1,100,000           1,198,296

Intercommunity Hospital Finance Authority
     Certificate of Participation Series 1998
     (ACA Insured)
         11-01-19               5.25               1,250,000           1,275,650

La Palma Community Development
     Commission Refunding Tax Allocation
     Bonds Series 2001 (ACA Insured)
         06-01-21               5.50               1,830,000           1,906,531

Lake Elsinore Public Finance Authority
     Local Agency Revenue Bonds
     Series 1997F
         09-01-20               7.10               2,910,000           3,113,642

Las Virgenes Unified School District
     Los Angeles County Capital Appreciation
     General Obligation Bonds Zero Coupon
     Series 1999 (FSA Insured)
         11-01-21               5.67               1,800,000(f)          692,100
         11-01-22               5.68               2,300,000(f)          827,701
         11-01-23               5.68               2,945,000(f)          996,411

Los Angeles Department of Water & Power
     Revenue Bonds Series 2001A
     (FSA Insured)
         07-01-18               5.25               2,000,000           2,156,220

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Los Angeles Multi-family Housing
     Revenue Bonds Park Parthenia
     Series 1986 (GNMA Insured)
     A.M.T.
         01-20-22               7.40%             $1,000,000          $1,001,650

Los Angeles State Harbor Revenue Bonds
     Series 1988 Escrowed to Maturity
         10-01-18               7.60               1,000,000           1,301,110

Los Angeles State Harbor Revenue Bonds
     Series 1996B (MBIA Insured) A.M.T.
         11-01-19               5.38               2,000,000           2,078,300

Los Angeles Unified School District
     General Obligation Bonds Series 2001A
     (FSA Insured)
         07-01-21               5.00               2,000,000           2,063,060

Los Angeles Unified School District
     Refunding Bonds Certificates of Participation
     Series 2002B (FSA Insured)
         10-01-06               5.00               1,000,000           1,120,340
         10-01-07               5.00               1,000,000           1,129,940
         10-01-08               5.00               1,000,000           1,132,800

Los Angeles Unified School District
     Unlimited General Obligation
     Refunding Bonds Series 2002
     (MBIA Insured)
         07-01-14               5.75               2,000,000           2,362,660
         07-01-15               5.75               2,000,000           2,365,500

Los Angeles Unlimited General Obligation Bonds
     Series 2002 (MBIA Insured)
         09-01-14               5.25               2,000,000           2,273,160

Los Angeles Unlimited General Obligation Bonds
     Series 2002A (MBIA Insured)
         09-01-13               5.25               2,000,000           2,276,180

Northern California Transmission
     Select Auction Variable Rate Security &
     Residual Interest Revenue Bonds
     Series 1993 (MBIA Insured)
         04-29-24               5.50               4,500,000(i)        4,613,220

Novato Community Facility District #1
     Vintage Oaks Public Improvement
     Special Tax Refunding Bonds
     Series 1994
         08-01-21               7.25               2,000,000           2,095,500

Pittsburg Redevelopment Agency
     Tax Allocation Bonds Los Medanos
     Community Development Zero Coupon
     Series 1999 (AMBAC Insured)
         08-01-24               6.05               2,100,000(f)          676,179

Pleasant Valley School District
     Ventura County Unlimited Refunding
     Revenue Bonds Series 2002A
     (MBIA Insured)
         02-01-14               5.15               1,165,000           1,307,270
         02-01-15               5.35               1,235,000           1,407,480
         02-01-16               5.55               1,295,000           1,499,312

Port of Oakland Miscellaneous Revenue
     Bonds Series 2000K (FGIC Insured) A.M.T.
         11-01-18               5.63               1,000,000           1,081,150

Port of Oakland Refunding Revenue Bonds
     Series 1997G (MBIA Insured) A.M.T.
         11-01-25               5.38               3,080,000           3,174,494

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     Residual Certificates Series 2002
     Inverse Floater
         07-01-19               8.86               4,500,000(c,g)      5,317,110

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     Series 2002
     Inverse Floater (MBIA Insured)
         07-01-17               9.87               4,500,000(c,g)      5,931,360

Puerto Rico Public Buildings Authority
     Guaranteed Government Facilities
     Refunding Revenue Bonds
     Series 2002C
         07-01-10               5.50               1,625,000(c)        1,825,233

Redding Redevelopment Agency
     Tax Allocation Refunding Bonds
     Canby Hilltop Cypress
     Series 1993D (CGIC Insured)
         09-01-23               5.00               4,700,000           4,738,164

Richmond Joint Powers Financing Authority
     Lease & Gas Tax Refunding Revenue Bonds
     Series 1995A
         05-15-13               5.25               2,000,000           2,122,120

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Riverside County Certificate of Participation
     Series 1998 (MBIA Insured)
         12-01-21               5.00%             $1,530,000          $1,578,363

Rural Home Mortgage Finance Authority
     Refunding Revenue Bonds
     Single Family Mortgage 2nd Series 1997A
     (GNMA/FNMA Insured) A.M.T.
         09-01-29               7.00               1,000,000           1,054,230

Rural Home Mortgage Financing Authority
     Single Family Mortgage Revenue Bonds
     5th Series 1998B (FNMA/GNMA Insured)
     A.M.T.
         12-01-29               6.35               1,035,000           1,111,818

Sacramento City Financing Authority
     Revenue Bonds City Hall
     Redevelopment Series 2002A
     (FSA Insured)
         12-01-19               5.38               1,580,000           1,729,247

Sacramento Cogeneration Authority
     Pre-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-10               6.38                 500,000             571,900

Salinas High School District
     Unlimited General Obligation Bonds
     Series 2002A (MBIA Insured)
         06-01-13               5.25               1,055,000           1,203,945

San Bernardino Joint Powers
     Financing Authority Tax Allocation
     Refunding Revenue Bonds
     Series 2002
         04-01-26               6.63               2,000,000           2,043,000

San Diego County Capital Asset Lease
     Certificate of Participation Series 1993
     Inverse Floater (AMBAC Insured)
         09-01-07               9.22               3,200,000(g)        4,099,904

San Diego Redevelopment Agency
     Tax Allocation Bonds Centre City
     Series 2002A (MBIA Insured)
         09-01-07               2.50               1,000,000(j)        1,017,590

San Jose Redevelopment Agency
     Merged Area Tax Allocation Bonds
     Series 1993 Inverse Floater
     (MBIA Insured)
         08-01-14               9.57               3,000,000(g)        3,341,760

San Juan Unified School District
     Unlimited Tax General Obligation Bonds
     Zero Coupon Series 1999
         08-01-21               5.68                 820,000(f)          319,316
         08-01-24               5.70               1,810,000(f)          586,494

San Mateo Community College District
     Unlimited General Obligation Bonds
     Series 2002A (FGIC Insured)
         09-01-18               5.38               1,000,000           1,100,860

San Ramon Certificate of Participation
     Refunding Bonds Series 2001
     (AMBAC Insured)
         03-01-21               5.00               1,835,000           1,900,399

Santa Clara County Mountain View Los Altos
     Union High School District Unlimited Tax
     General Obligation Bonds Series 1995A
         08-01-15               5.75               1,200,000           1,337,148

Santa Monica-Malibu Unified School District
     Capital Appreciation General Obligation
     Bonds Los Angeles County Zero Coupon
     Series 1999 (FGIC Insured)
         08-01-22               5.38               7,300,000(f)        2,661,069

Solano County Certificates of Participation
     Series 2002 (MBIA Insured)
         11-01-10               5.00               1,000,000           1,129,870

South Tahoe Joint Powers
     Financing Authority
     Refunding Revenue Bonds
     Series 1995B
         10-01-20               6.25               2,700,000           2,805,057

Southern California Public Power Authority
     Refunding Revenue Bonds San Juan Unit #3
     Series 2002A (FSA Insured)
         01-01-11               5.38               3,615,000           4,133,174

Southern California Public Power Authority
     Transmission Special Bonds
     Series 1992
         07-01-12               6.00                 100,000             102,347

State Department of Water Resources
     Power Supply Revenue Bonds
     Series 2002A (MBIA Insured)
         05-01-09               5.25               8,200,000           9,310,854
         05-01-10               5.00               1,000,000           1,114,500
         05-01-10               5.25               5,000,000           5,650,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

State Department of Water Resource
     Water Systems Revenue Bonds
     Center Valley Series 1993L
         12-01-23               5.50%             $3,000,000          $3,085,860

State Department of Water Resources
     Water Systems Revenue Bonds
     Center Valley Series 2002X
     (FGIC Insured)
         12-01-16               5.50               2,000,000           2,320,040
         12-01-17               5.50               3,500,000           4,055,380

State Educational Facilities Authority
     Revenue Bonds Keck Graduate
     Institute of Applied Life Sciences
     Series 2000
         06-01-20               6.63               1,490,000           1,617,604

State for Previous Veterans Unlimited
     General Obligation Bonds
     Series 2000B A.M.T.
         12-01-12               4.95               2,250,000           2,378,925
         12-01-13               5.05               1,435,000           1,511,844
         12-01-14               5.15               2,535,000           2,664,792

State General Obligation Bonds
     Series 2000
         05-01-30               5.75               2,000,000           2,117,820

State Public Works Board
     California Community Colleges Lease
     Pre-refunded Revenue Bonds
     Series 1994
         03-01-19               7.00               2,000,000           2,175,040

State Public Works Board
     Department of General Services
     Capital East End Revenue Bonds
     Series 2002A
         12-01-06               5.00               1,000,000           1,100,870

State University Multi Purpose Revenue
     Bonds Series 2000K (FGIC Insured)
         09-01-20               5.00               1,830,000           1,897,802

State University Multiple Purpose Revenue
     Bonds Series 2002O (FGIC Insured)
         09-01-10               5.75               1,000,000           1,179,030

State University Refunding Revenue Bonds
     Series 1993C (AMBAC Insured)
         09-01-23               5.00               2,000,000           2,017,240

State Unlimited General Obligation Bonds
     Series 1993 (AMBAC Insured)
         04-01-13               5.50               1,835,000           2,122,673

State Unlimited General Obligation Bonds
     Series 2002
         02-01-15               6.00               1,000,000           1,174,360

State Unlimited General Obligation Bonds
     Series 2002 (AMBAC Insured)
         04-01-16               6.00               2,780,000           3,337,779

State Unlimited General Obligation
     Refunding Bonds Series 2001 (AMBAC Insured)
         03-01-15               5.50               3,000,000           3,337,230

State Unlimited General Obligation
     Refunding Bonds Series 2001 (FGIC Insured)
         03-01-13               5.50               5,000,000           5,653,550

State Unlimited General Obligation
     Refunding Bonds Series 2002 (FSA Insured)
         02-01-11               5.25               2,955,000           3,328,896

Statewide Communities Development Authority
     Certificates of Participation
     St. Joseph Health System Group
     Series 1994
         07-01-15               6.50               3,500,000           3,844,260

Statewide Communities Development Authority
     College Revenue Bonds Thomas Jefferson
     School of Law Series 2001
         10-01-31               7.75               2,500,000           2,559,950

Statewide Communities Development Authority
     Multi-family Housing Revenue
     Bonds Magnolia City Lights
     Series 1999X A.M.T.
         07-01-30               6.65               1,590,000           1,477,730

Stockton Single Family Mortgage
     Revenue Bonds Series 1990A
     (GNMA Insured) A.M.T.
         02-01-23               7.50                  70,000              76,701

Tahoe Truckee Unified School District #1
     Facilities Improvement Unlimited
     Refunding General Obligation Bonds
     Series 2001 (MBIA Insured)
         08-01-16               5.25               2,000,000           2,262,220
         08-01-17               5.25               2,240,000           2,528,490

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

West Sacramento Financing Authority
     Special Tax Revenue Bonds
     Series 1999F
         09-01-29               6.10%             $2,500,000          $2,504,900

Western Hills Water District Special Tax
     Bonds Diablo Grande Community Facilities
     Series 2001
         09-01-31               6.88               2,500,000           2,544,850

Western Hills Water District Special Tax
     Bonds Diablo Grande Community Facilities
     Series 2002
         09-01-22               6.75               2,720,000           2,709,392

Total municipal bonds
(Cost: $242,892,172)                                                $260,782,800


Municipal notes (3.6%)

Issuer(d,e,h)              Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

Irvine Ranch Special Assessment Improvement Bonds
     (Bayerische Hypo-Und) V.R. Series 1990
         09-02-15               1.70%               $500,000            $500,000

Irvine Ranch Water District Refunding
     Unlimited General Obligation Bonds
     (Commerzbank) V.R. Series 1995
         09-01-06               1.49               1,275,000           1,275,000

Los Angeles Regional Airports Improvement
     Lease Revenue Bonds Los Angeles
     Intl LAX (Societe Generale) Series 1985 V.R.
         12-01-25               1.66               1,200,000           1,200,000

Orange County Sanitation District
     Certificates of Participation
     (Dexia Public Finance) V.R. Series 2000A
         08-01-29               1.55               1,900,000           1,900,000

Orange County Sanitation District
     Certificates of Participation
     (Dexia Public Finance) V.R. Series 2000B
         08-01-30               1.55               1,900,000           1,900,000

Tustin Special Assessment Bonds
     (KBC Bank) V.R. Series 1996
         09-02-13               1.55               1,600,000           1,600,000

Western Riverside Community Regional
     Wastewater Treatment Authority
     Revenue Bonds (Dexia Credit Local)
     V.R. Series 1996
         04-01-28               1.55               1,500,000           1,500,000

Total short-term securities
(Cost: $9,875,000)                                                    $9,875,000

Total investments in securities
(Cost: $252,767,172)(k)                                             $270,657,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.5% of net assets as of Dec. 31, 2002.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 2002, the value of securities subject to alternative minimum tax represented
                   7.1% of net assets.
     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate
     V.R.D.B.  --  Variable Rate Demand Bond
     V.R.D.N.  --  Variable Rate Demand Note

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation
     AMBAC     --  American Municipal Bond Association Corporation
     BIG       --  Bond Investors Guarantee
     CGIC      --  Capital Guaranty Insurance Company
     FGIC      --  Financial Guarantee Insurance Corporation
     FHA       --  Federal Housing Authority
     FNMA      --  Federal National Mortgage Association
     FSA       --  Financial Security Assurance
     GNMA      --  Government National Mortgage Association
     MBIA      --  Municipal Bond Investors Assurance
     XLCA      --  XL Capital Assurance

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2002. As of Dec. 31, 2002, the value of inverse floaters represented 10.7% of net assets.

(h) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2002.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2002.

(j) At Dec. 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,006,540.

(k) At Dec. 31, 2002, the cost of securities for federal income tax purposes was approximately $252,767,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $18,480,000

     Unrealized depreciation                                           (589,000)
                                                                       --------
     Net unrealized appreciation                                    $17,891,000
                                                                    -----------

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27 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

Dec. 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.0%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

Bay Transportation Authority
     Refunding Revenue Bonds
     Series 1992B
         03-01-16               6.20%             $1,500,000          $1,824,795

Bay Transportation Authority
     Revenue Bonds
     Series 1998C (FGIC Insured)
         03-01-13               5.50               1,000,000           1,148,750
         03-01-14               5.50               1,000,000           1,146,600

Boston Metropolitan District Unlimited
     General Obligation Bonds
     Series 2002A
         12-01-11               5.13               2,050,000           2,305,717

Boston Unlimited General Obligation Refunding
     Bonds Series 1993A (AMBAC Insured)
         02-01-09               5.65               1,500,000           1,535,550

Commonwealth of Puerto Rico
     Public Improvement Unlimited General
     Obligation Refunding Bonds
     Series 2002A (FGIC Insured)
         07-01-15               5.50               3,000,000(f)        3,484,260

Commonwealth of Puerto Rico
     Unlimited General Obligation
     Refunding Bonds Series 2002
     (FGIC Insured)
         07-01-10               5.25               5,250,000(f)        5,981,378

East Longmeadow
     Limited General Obligation Bonds
     Series 2001 (AMBAC Insured) A.M.T.
         08-01-03               4.00               1,160,000           1,179,859

Haverhill Unlimited General Obligation Bonds
     Series 1997 (FGIC Insured)
         06-15-17               5.00                 250,000             261,888

Lynn Water & Sewer Commission
     General Refunding Revenue Bonds
     Series 2002A (MBIA Insured)
         06-01-14               5.00                 950,000           1,041,238

Municipal Wholesale Electric Power
     Supply System Pre-refunded Revenue Bonds
     Series 1994B (MBIA Insured)
         07-01-11               4.75               1,750,000           1,874,548

Municipal Wholesale Electric Power
     Supply System Refunding Revenue Bonds
     Nuclear Project #5 Series 2001A
     (MBIA Insured)
         07-01-10               5.00               1,000,000           1,109,330

Pioneer Valley Regional School District
     Unlimited General Obligation Bonds
     Series 2002 (AMBAC Insured)
         06-15-18               5.38               1,000,000           1,111,720

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     2nd Series 2002A Inverse Floater
     (MBIA Insured)
         07-01-17               9.83               1,500,000(e,f)      1,977,120

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     Series 2002KK (FSA Insured)
         07-01-14               5.50               2,000,000(f)        2,324,520

Puerto Rico Public Buildings Authority
     Refunding Revenue Bonds
     Government Facilities
     Series 2002C (XLCA Insured)
         07-01-13               5.50                 900,000(f)        1,037,781

Route 3 North Transit
     Improvement Lease Revenue Bonds
     Inverse Floater Series 2000
     (MBIA Insured)
         06-15-19              10.09                 500,000(e)          661,500

Southeastern University Building Authority
     Refunding Revenue Bonds
     Series 1995A (AMBAC Insured)
         05-01-16               5.75               1,250,000           1,374,100

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

Springfield Municipal Purpose Loan
     Limited General Obligation Refunding Bonds
     Series 2001 (FGIC Insured)
         08-01-04               4.00%             $1,000,000          $1,043,330

State Development Finance Agency
     Refunding Revenue Bonds
     Boston University Series 1999P
         05-15-29               6.00               1,400,000           1,544,634

State Development Finance Agency
     Refunding Revenue Bonds
     Briarwood/Salem Retirement Community
     Series 2001B
         12-01-30               8.25                 750,000             789,413

State Development Finance Agency
     Refunding Revenue Bonds
     May Institute Issue Series 1999
     (Radian Group Financial Guaranty)
         09-01-29               5.75               1,000,000           1,062,260

State Development Finance Agency
     Refunding Revenue Bonds
     New England Center for Children
     Series 1998
         11-01-18               5.88                 475,000             424,208

State Development Finance Agency
     Revenue Bonds 1st Mtge
     Berkshire Retirement Community
     Series 1999
         07-01-29               5.63               1,500,000           1,313,340

State Development Finance Agency
     Revenue Bonds Boston Biomedical
     Research Series 1999
         02-01-29               5.75               1,000,000             927,540

State Development Finance Agency
     Revenue Bonds Devens Electric System
     Series 2001
         12-01-30               6.00               1,000,000           1,015,790

State Development Finance Agency
     Revenue Bonds Massachusetts
     College of Pharmacy Series 1999B
         07-01-20               6.63               1,000,000           1,058,170

State Development Finance Agency
     Revenue Bonds SeMass System
     Series 2001B (MBIA Insured) A.M.T.
         01-01-05               5.00               2,000,000           2,111,400

State Education Loan Authority
     Educational Loan Revenue Bonds
     Issue E Series 1994B
     (AMBAC Insured) A.M.T.
         01-01-12               6.00                 505,000             544,744

State Federal Highway Grant Anticipation Notes
     Revenue Bonds Series 1998A
     (FSA Insured)
         06-15-09               5.25               1,500,000           1,695,615

State Federal Highway Grant Anticipation Notes
     Revenue Bonds Series 1998A
     (MBIA Insured)
         06-15-13               5.50               1,000,000           1,147,120

State Health & Educational Facilities Authority
     Pre-refunded Revenue Bonds
     Melrose-Wakefield Hospital
     Series 1992B
         07-01-16               6.38               1,000,000           1,075,460

State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Caritas Christi Obligated Group
     Series 1999A
         07-01-15               5.70                 500,000             498,940

State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Christopher House Series 1999A
         01-01-29               6.88               1,000,000             946,370

State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Holyoke Hospital Series 1994B
         07-01-15               6.50               1,000,000             989,900

State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     North Adams Regional Hospital
     Series 1996C
         07-01-18               6.63               1,000,000             930,100

State Health & Educational Facilities Authority
     Revenue Bonds Harvard University
     Series 2000Z
         01-15-13               5.75               1,000,000           1,190,750

State Health & Educational Facilities Authority
     Revenue Bonds Harvard University
     Series 2002FF
         07-15-12               5.00               4,000,000           4,496,120

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

State Health & Educational Facilities Authority
     Revenue Bonds
     New England Medical Center
     Series 2002H (FGIC Insured)
         05-15-08               5.00%             $1,655,000          $1,832,333

State Health & Educational Facilities Authority
     Un-refunded Balance Revenue Bonds
     South Shore Hospital Series 1992D
     (MBIA Insured)
         07-01-22               6.50                 505,000             517,110

State Health & Educational Facilities Authority
     Un-refunded Revenue Bonds Boston College
     Series 1991J (FGIC Insured)
         07-01-21               6.63                  60,000              60,854

State Industrial Finance Agency
     Assisted Living Facility
     Revenue Bonds Marina Bay LLC
     Series 1997 A.M.T.
         12-01-27               7.50               1,000,000           1,036,350

State Industrial Finance Agency
     Assisted Living Facility
     Revenue Bonds Newton Group LLC
     Series 1997 A.M.T.
         09-01-27               8.00               1,160,000           1,246,942

State Limited General Obligation Bonds
     Consolidated Loan Series 2001C
         12-01-08               5.25               5,000,000           5,657,449

State Limited General Obligation Bonds
     Consolidated Loan Series 2002A
     (FGIC Insured)
         01-01-14               5.00               2,500,000           2,787,225

State Limited General Obligation Bonds
     Consolidated Loan Series 2002C
     (FSA Insured)
         11-01-10               5.50               3,000,000           3,449,040

State Limited General Obligation
     Refunding Bonds
     Series 1997A (AMBAC Insured)
         08-01-10               5.75               2,185,000           2,541,024

State Residuals
     Unlimited General Obligation Refunding
     Bonds Series 2002-692 Inverse Floater
     (FSA Insured)
         11-01-15               9.83               5,000,000(e)        6,548,099

State Unlimited General Obligation Bonds
     Series 2002E
         01-01-08               5.50               3,000,000           3,403,950
         01-01-10               5.50               3,000,000           3,427,650

State Unlimited General Obligation Pre-refunded
     Bonds Consolidated Loans Series 1995B
     (AMBAC Insured)
         07-01-13               5.50               1,500,000           1,659,960

State Water Resources Authority
     Revenue Bonds Series 1992A
     (FGIC Insured)
         07-15-19               6.50               2,000,000           2,495,180

University of Massachusetts
     Building Authority
     Refunding Revenue Bonds Series 1976
     Escrowed to Maturity
         05-01-11               7.50                  80,000              96,584

Westfield Limited General Obligation Refunding Bonds
     Series 2001 (MBIA Insured)
         12-15-04               4.00                 750,000             789,480

Total municipal bonds
(Cost: $90,091,965)                                                  $93,735,088


Municipal notes (1.2%)

Issuer(c,d)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

State Health & Educational Facilities
     Authority Revenue Bonds
     Capital Asset Massachusetts Health & Educational Facilities
     V.R. Series 1985C (MBIA Insured)
         07-01-10               1.70%               $100,000            $100,000

State Water Resources Authority
     Refunding Revenue Bonds
     (Landesbank Hessen-Thuringen Girozentrale)
     V.R. Series 2002C
         08-01-20               1.80               1,100,000           1,100,000

Total municipal notes
(Cost: $1,200,000)                                                    $1,200,000

Total investments in securities
(Cost: $91,291,965)(g)                                               $94,935,088

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation
     AMBAC     --  American Municipal Bond Association Corporation
     BIG       --  Bond Investors Guarantee
     CGIC      --  Capital Guaranty Insurance Company
     FGIC      --  Financial Guarantee Insurance Corporation
     FHA       --  Federal Housing Authority
     FNMA      --  Federal National Mortgage Association
     FSA       --  Financial Security Assurance
     GNMA      --  Government National Mortgage Association
     MBIA      --  Municipal Bond Investors Assurance
     XLCA      --  XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 2002, the value of securities subject to alternative minimum tax represented
                   6.3% of net assets.
     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate
     V.R.D.B.  --  Variable Rate Demand Bond
     V.R.D.N.  --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2002.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2002. As of Dec. 31, 2002, the value of inverse floaters represented 9.5% of net assets.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.5% of net assets as of Dec. 31, 2002.

(g) At Dec. 31, 2002, the cost of securities for federal income tax purposes was approximately $91,292,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $4,042,000

     Unrealized depreciation                                           (399,000)
                                                                       --------
     Net unrealized appreciation                                     $3,643,000
                                                                     ----------

--------------------------------------------------------------------------------
31 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Investments in Securities

AXP Michigan Tax-Exempt Fund

Dec. 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.8%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Allegan Hospital Finance Authority
     Refunding Revenue Bonds
     Allegan General Hospital Series 1999
         11-15-21               7.00%             $1,000,000          $1,005,780

Chippewa Valley Schools
     Unlimited General Obligation
     Refunding Bonds Series 2002
         05-01-13               5.50               1,000,000           1,141,770

Commonwealth of Puerto Rico
     Unlimited General Obligation Bonds
     2nd Series 2002A Inverse Floater
     (FGIC Insured)
         07-01-20               9.83               1,500,000(c,g)      1,931,580

Concord Academy
     Certificates of Participation
     Series 1998
         10-01-19               7.00               1,000,000             905,870

Detroit Downtown Development Authority
     Development Area Project #1 Junior Lien
     Tax Increment Pre-refunded Bonds
     Series 1996D
         07-01-25               6.50               1,000,000           1,171,900

Detroit Unlimited General Obligation Bonds
     Series 2002 (MBIA Insured)
         04-01-14               5.50               2,230,000           2,481,990

Detroit Unlimited General Obligation
     Pre-refunded Bonds Series 1995A
         04-01-15               6.80               1,000,000           1,127,180

Detroit Water Supply System
     Second Lien Revenue Bonds
     Series 1995A (MBIA Insured)
         07-01-25               5.50               1,500,000           1,561,875

Garden City Hospital Finance Authority
     Hospital Revenue Bonds Series 1998A
         09-01-17               5.75               1,000,000             756,670

Genesee County General Obligation Bonds
     Sewer Disposal System Series 1996A
     (AMBAC Insured)
         04-01-15               5.40               1,000,000           1,099,120

Gogebic County Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Grandview Health System Series 1999
         10-01-16               5.88               1,000,000             913,090

Grand Haven Area Public Schools
     Unlimited General Obligation
     Refunding Bonds Series 1998
     (FGIC Insured)
         05-01-10               4.50               1,000,000           1,061,070

Grand Rapids & Kent County Joint Building
     Authority Limited General Obligation Bonds
     Devos Place Series 2001
         12-01-11               5.25               1,000,000           1,128,530

Grand Rapids Building Authority
     Revenue Bonds Series 2002A
     (AMBAC Insured)
         10-01-17               5.50               1,270,000           1,414,869

Grand Rapids Sanitation & Sewer Systems
     Refunding Revenue Bonds
     Series 1998A (FGIC Insured)
         01-01-16               5.38               1,500,000           1,699,350

Jackson General Obligation Capital
     Appreciation Downtown Development
     Bonds Zero Coupon Series 2001
     (FSA Insured)
         06-01-21               5.58               1,450,000(b)          583,944

Jenison Public Schools
     Unlimited General Obligation
     Refunding Bonds Series 1999
     (FGIC Insured)
         05-01-15               5.25               1,625,000           1,827,898

Lake Fenton School District
     Unlimited General Obligation Bonds
     Series 2002
         05-01-13               5.50                 615,000             702,189

See accompanying notes to investments in securities.

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32 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Lake Orion School District
     Unlimited General Obligation
     Refunding Bonds Series 1995
     (AMBAC Insured)
         05-01-20               5.50%             $1,000,000          $1,037,400

Lakeshore Public Schools
     Unlimited General Obligation
     Refunding Bonds Series 2000
         05-01-09               5.00               1,400,000           1,563,268

Lakeview School District Calhoun School Building
     Unlimited General Obligation Bonds
     Series 2002A
         05-01-10               5.00               1,235,000           1,375,555

Lansing Community College Limited
     General Obligation Bonds
     Series 2002 (FGIC Insured)
         05-01-12               5.00               1,000,000           1,110,100

Lincoln Park School District
     Pre-refunded Unlimited General Obligation
     Bonds Series 1996 (FGIC Insured)
         05-01-26               5.90               1,000,000           1,140,310

Midland County Economic Development
     Authority Unlimited Tax General Obligation
     Refunding Revenue Bonds
     Series 2000A A.M.T.
         07-23-09               6.88               1,000,000           1,011,480

Plymouth Educational Center
     Certificates of Participation
     Series 1999
         07-01-29               7.00               1,250,000           1,147,775

Pontiac Finance Authority Tax Increment
     Refunding Revenue Bonds
     Development Area Project #2
     Series 2002 (ACA Insured)
         06-01-22               5.63               1,000,000           1,029,750

Puerto Rico Electric Power Authority
     Revenue Bonds
     Series 2002B Inverse Floater
     (MBIA Insured)
         07-01-17               9.83               1,500,000(c,g)      1,977,120

Puerto Rico Public Buildings Authority
     Refunding Revenue Bonds
     Government Facilities
     Series 2002C (XLCA Insured)
         07-01-13               5.50               1,000,000(c)        1,153,090

Redford Township
     Limited General Obligation Bonds
     Series 1995 (MBIA Insured)
         04-01-16               5.25               1,450,000           1,553,501

Richmond Economic Development
     Refunding Revenue Bonds
     Kmart Series 1994
         01-01-07               6.63                 530,000             316,675

Romulus Township School District
     Unlimited Tax General Obligation
     Refunding Bonds Series 1993
     (FGIC Insured)
         05-01-22               5.75               2,500,000           2,573,575

Saline Area Schools
     Unlimited General Obligation Bonds
     Series 2000A
         05-01-09               4.75               1,000,000           1,102,280

South Redford School District
     Unlimited General Obligation
     Un-refunded Bonds
     Series 1996 (FGIC Insured)
         05-01-22               5.50                 690,000             731,048

State Building Authority
     Refunding Revenue Bonds Facilities Program
     1st Series 2001
         10-15-08               5.50               1,500,000           1,718,340

State Building Authority
     Refunding Revenue Bonds Facilities Program
     3rd Series 2002
         10-15-07               5.00               1,000,000           1,117,020

State Building Authority
     Refunding Revenue Bonds
     State Police Communications System
     Series 2002
         10-01-07               4.00               1,000,000           1,071,860

See accompanying notes to investments in securities.

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33 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1995
         01-01-25               6.50%             $1,000,000            $962,710

State Hospital Finance Authority
     Revenue Bonds Presbyterian
     Villages of Michigan
     Obligated Group Series 1997
         01-01-25               6.38                 700,000             661,353

State Municipal Bond Authority
     Drinking Water Revenue Fund
     Refunding Revenue Bonds Series 2002
         10-01-13               5.50               1,230,000           1,422,704
         10-01-14               5.50               1,070,000           1,237,733

State Municipal Bond Authority
     Revenue Bonds Series 2002
     Inverse Floater
         10-01-20               9.50               2,500,000(g)        2,944,849
         10-01-21               9.50                 500,000(g)          581,500

State Public Power Agency
     Refunding Revenue Bonds
     Belle River Series 2002A
     (MBIA Insured)
         01-01-09               5.25               3,000,000           3,380,399

State South Central Power Agency
     Power Supply Systems
     Refunding Revenue Bonds
     Series 2002 (AMBAC Insured)
         11-01-10               5.00               2,000,000           2,229,420

State Strategic Fund Limited Obligation
     Refunding Revenue Bonds
     Detroit Edison Series 1990BB
     (MBIA Insured)
         07-15-08               7.00               1,000,000           1,216,730

State Strategic Fund Limited Obligation
     Refunding Revenue Bonds
     Ford Motor Series 1991A
         02-01-06               7.10               1,000,000           1,044,980

State Strategic Fund Limited Obligation
     Refunding Revenue Bonds
     Oxford Institute Series 1987A
     Escrowed to Maturity
         08-15-05               7.88                  75,000              82,088

State Unlimited General Obligation
     Refunding Revenue Bonds Series 2001
         12-01-14               5.50               2,000,000           2,319,180
         12-01-15               5.50               1,000,000           1,158,910

State Unlimited General Obligation
     Refunding Revenue Bonds Series 2002
         12-01-10               5.25               2,000,000           2,276,140
         12-01-16               5.50               1,000,000           1,157,700

Summit Academy Certificates of
     Participation Pre-refunded Revenue Bonds
     Series 1999
         09-01-29               7.00                 695,000             833,646

Summit Academy Certificates of
     Participation Series 1998
         08-01-18               7.00               1,110,000           1,008,923

Summit Academy Public School Academy
     Certificates of Participation
     Refunding Revenue Bonds Series 2001
         07-01-30               7.38                 750,000             758,933

Taylor Tax Increment Finance Authority Bonds
     Series 2001 (FSA Insured)
         05-01-19               5.00               1,000,000           1,042,130

Troy City Downtown Development Authority
     County of Oakland Development
     Pre-refunded Revenue Bonds
     Series 1995A
     (Radian Group Financial Guaranty)
         11-01-18               6.38               1,500,000           1,726,860

University of Michigan Hospital
     Refunding Revenue Bonds
     Series 2002
         12-01-08               5.00               1,000,000           1,106,460

Van Buren Township
     Tax Increment Revenue Bonds
     Series 1994
         10-01-16               8.40                 965,000           1,042,229

Western Townships Utilities Authority
     Sewer Disposal System
     Limited General Obligation Bonds
     Series 2002 (FGIC Insured)
         01-01-08               5.00               1,500,000           1,669,260

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Woodhaven & Brownstown School District
     Unlimited General Obligation Bonds
     Series 2002
         05-01-18               5.38%             $1,875,000          $2,048,100

Wyandotte City School District
     Unlimited General Obligation
     Refunding Bonds Series 2002
         05-01-14               5.38               1,250,000           1,402,688

Total municipal bonds
(Cost: $77,227,412)                                                  $80,560,447


Municipal notes (2.0%)

Issuer(e,f)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

State Strategic Fund
     Limited Obligation Revenue Bonds
     Dow Chemical
     V.R. Series 1992 A.M.T.
         12-01-14               2.00%               $200,000            $200,000

University of Michigan
     Refunding Revenue Bonds
     Medical Service Plan
     V.R. Series 1998A-1
         12-01-21               1.70                 775,000             775,000

University of Michigan
     Refunding Revenue Bonds
     University of Michigan Hospitals
     V.R. Series 1992A
         12-01-19               1.70                 400,000             400,000

University of Michigan
     Revenue Bonds
     Medical Service Plan
     V.R. Series 1995A
         12-01-27               1.70                 300,000             300,000

Total municipal notes
(Cost: $1,675,000)                                                    $1,675,000

Total investments in securities
(Cost: $78,902,412)(h)                                               $82,235,447

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 6.1% of net assets as of Dec. 31, 2002.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation
     AMBAC     --  American Municipal Bond Association Corporation
     BIG       --  Bond Investors Guarantee
     CGIC      --  Capital Guaranty Insurance Company
     FGIC      --  Financial Guarantee Insurance Corporation
     FHA       --  Federal Housing Authority
     FNMA      --  Federal National Mortgage Association
     FSA       --  Financial Security Assurance
     GNMA      --  Government National Mortgage Association
     MBIA      --  Municipal Bond Investors Assurance
     XLCA      --  XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 2002, the value of securities subject to alternative minimum tax represented
                   1.5% of net assets.
     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate
     V.R.D.B.  --  Variable Rate Demand Bond
     V.R.D.N.  --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2002.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2002. As of Dec. 31, 2002, the value of inverse floaters represented 8.9% of net assets.

(h) At Dec. 31, 2002, the cost of securities for federal income tax purposes was approximately $78,902,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $4,173,000

     Unrealized depreciation                                           (840,000)
                                                                       --------
     Net unrealized appreciation                                     $3,333,000
                                                                     ----------

--------------------------------------------------------------------------------
36 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Investments in Securities

AXP Minnesota Tax-Exempt Fund

Dec. 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.0%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Albert Lea Independent School District #241
     Unlimited General Obligation Bonds
     Series 1998 (MBIA Insured)
         02-01-16               4.80%             $1,555,000          $1,585,727

Anoka County Housing & Redevelopment
     Authority Revenue Bonds
     Epiphany Assisted Living LLC
     Series 1999
         12-01-29               7.40               3,560,000           3,522,798

Anoka-Hennepin Independent School District #11
     Unlimited General Obligation Bonds
     Credit Enhancement Program
     Series 2001A
         02-01-10               5.00               1,000,000           1,114,990

Anoka-Hennepin Independent School District #11
     Unlimited General Obligation Bonds
     Series 2001A
         02-01-13               5.00               4,175,000           4,552,629
         02-01-15               5.00               1,990,000           2,130,474
         02-01-16               5.00               2,000,000           2,128,380

Austin Housing & Redevelopment Authority
     Revenue Bonds Courtyard Residence
     Series 2000A
         01-01-32               7.25               3,000,000           3,059,190

Bloomington Housing & Redevelopment
     Authority Housing Revenue Bonds
     Senior Summerhouse Bloomington
     Series 1998
         05-01-35               6.13               1,700,000           1,581,782

Brainerd Independent School District #181
     Unlimited General Obligation Bonds
     Series 2002A (FGIC Insured)
         02-01-16               5.38               3,935,000           4,362,066

Brooklyn Center Tax Credit Investor
     Refunding Revenue Bonds Four Courts
     Apartments Series 1995B A.M.T.
         06-15-09               7.58               2,450,000           2,464,945

Buffalo Independent School District #877
     Unlimited General Obligation
     Refunding Bonds Series 1999
     (MBIA Insured)
         02-01-18               4.80               1,710,000           1,757,128

Carlton Health Care & Housing Facilities
     Revenue Bonds Inter-Faith Social Services
     Series 2000
         04-01-29               7.75               2,500,000           2,617,025

Centennial Independent School District #12
     Unlimited General Obligation Refunding
     Bonds Series 2002B (FSA Insured)
         02-01-05               4.00               1,445,000           1,520,516

Chaska Multi-family Housing
     Revenue Bonds West Suburban
     Housing Partners Series 1999 A.M.T.
         09-01-19               5.75                 175,000             156,504
         03-01-31               5.88               2,115,000           1,807,775

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Bonds
     Series 2001 (FSA Insured)
         07-01-16               5.50               1,500,000(c)        1,739,760

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Refunding Bonds
     Series 2001A (MBIA Insured)
         07-01-17               5.50               4,745,000(c)        5,499,645

Commonwealth of Puerto Rico
     Unlimited General Obligation
     Refunding Bonds Series 2002 (FGIC Insured)
         07-01-08               5.00               1,500,000(c)        1,683,795

Eden Prairie Multi-family Housing
     Refunding Revenue Bonds
     Sterling Ponds Series 1999A A.M.T.
         12-01-29               6.25               5,150,000           4,632,992

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Eden Prairie Multi-family Housing
     Refunding Revenue Bonds
     Sterling Ponds Series 1999B A.M.T.
         12-01-29               6.25%               $585,000            $526,272

Elk River Independent School District #728
     Unlimited General Obligation Bonds
     2nd Series 2002 Inverse Floater
     (FSA Insured)
         02-01-18              13.16               1,200,000(h)        1,517,268
         02-01-19              13.16               1,150,000(h)        1,427,484
         02-01-20              13.16                 950,000(h)        1,159,874
         02-01-21              13.19               1,285,000(h)        1,542,900

Elk River Independent School District #728
     Unlimited General Obligation Bonds
     Series 2002A (FSA Insured)
         02-01-16               5.00               3,000,000           3,231,330

Faribault Independent School District #656
     Unlimited General Obligation School Building
     Bonds Series 1995 (FSA Insured)
         06-01-15               5.75               6,900,000           7,319,106

Faribault Single Family Housing Mortgage
     Refunding Revenue Bonds Series 1991A
         12-01-11               7.50                 155,000             157,320

Fridley Senior Housing Revenue Bonds
     Banfill Crossing Homes Series 1999
         09-01-34               6.75               3,075,000           2,891,976

Golden Valley Governmental Facilities
     Local Government Information
     Systems Association Revenue Bonds
     Series 1997
         12-01-17               6.10               1,125,000           1,163,216

Golden Valley Revenue Bonds
     Covenant Retirement Communities
     Series 1999A
         12-01-29               5.50               4,750,000           4,440,538

Hastings Healthcare Tax-Exempt
     Nursing Home Revenue Bonds
     Regina Medical Center Series 1998
     (ACA Insured)
         09-15-28               5.30               2,350,000           2,314,139

Hastings Housing & Redevelopment
     Authority Housing & Health Care
     Revenue Bonds Arbor Oaks
     Assisted Living Series 2000A
         01-01-32               8.25               2,000,000           2,058,260

Hopkins Independent School District #270
     Unlimited General Obligation
     Refunding Bonds Series 2002B
         02-01-14               5.25               3,680,000           4,052,858

Hopkins Pre-refunded Revenue Bonds
     Blake School Series 1994
         09-01-24               6.70               3,120,000           3,391,721

International Falls Solid Waste Disposal
     Refunding Revenue Bonds
     Boise Cascade Series 1999 A.M.T.
         12-01-29               6.85               4,000,000           4,020,840

Lake Superior Independent School District #381
     Unlimited General Obligation Bonds
     Series 2002A (FSA Insured)
         04-01-13               5.00               1,795,000           1,991,642

Lakeville Independent School District #194
     Unlimited General Obligation
     Refunding Bonds Series 2002C (FSA Insured)
         02-01-13               5.00               3,575,000           3,948,516
         02-01-14               5.00               3,775,000           4,119,431
         02-01-15               5.00               3,975,000           4,298,605

Lakeville Independent School District #194
     Unlimited General Obligation Bonds
     Capital Appreciation Zero Coupon
     Series 2002B (FGIC Insured)
         02-01-13               4.56               3,515,000(g)        2,352,343

Lakeville Independent School District #194
     Unlimited General Obligation Bonds
     Series 1997A
         02-01-22               5.13               2,400,000           2,457,744

Little Canada Multi-family Housing
     Revenue Bonds Little Canada
     Series 1996 A.M.T.
         02-01-27               7.00               3,650,000           3,670,550

Mahtomedi Multi-family Housing
     Refunding Revenue Bonds
     Briarcliff Series 1996 A.M.T.
         06-01-36               7.35               2,195,000           2,215,216

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Mankato Unlimited General Obligation Bonds
     Series 2001A (FGIC Insured)
         02-01-05               3.50%             $1,065,000          $1,109,773

Maplewood Elder Care Facilities
     Revenue Bonds Care Institute
     Series 1994
         01-01-24               7.75               3,775,000(b)        3,052,012

Maplewood Multi-family Housing
     Refunding Revenue Bonds
     Carefree Cottages of Maplewood III
     Series 1995 A.M.T.
         11-01-32               7.20               2,845,000           2,918,060

Minneapolis & St. Paul Housing &
     Redevelopment Authority Health Care
     System Refunding Revenue Bonds
     Group Health Plan Series 1992
         12-01-13               6.75              10,500,000          10,718,609

Minneapolis & St. Paul Housing &
     Redevelopment Authority Health Care
     System Refunding Revenue Bonds
     Healthspan Series 1993A (AMBAC Insured)
         11-15-18               4.75              13,500,000          13,654,574

Minneapolis & St. Paul Metropolitan
     Airports Commission Revenue Bonds
     Series 2001B (FGIC Insured) A.M.T.
         01-01-16               5.75               2,940,000           3,228,091

Minneapolis & St. Paul Metropolitan
     Airports Commission Revenue Bonds
     Series 2001C (FGIC Insured)
         01-01-18               5.50               2,000,000           2,183,640

Minneapolis & St. Paul Metropolitan
     Airports Commission Revenue Bonds
     Series 2001D (FGIC Insured) A.M.T.
         01-01-05               5.00               2,680,000           2,840,103

Minneapolis Community Development
     Agency Limited Tax Supported
     Development Refunding Revenue Bonds
     2nd Series 2001A A.M.T.
         06-01-19               5.88               1,000,000           1,063,560

Minneapolis Community Development
     Agency Limited Tax Supported
     Development Refunding Revenue Bonds
     Common Bond Fund 7th Series 1997A
         06-01-12               5.50                 250,000             264,690

Minneapolis Community Development
     Agency Limited Tax Supported
     Development Revenue Bonds
     Common Bond Fund 1st Series 1996
         06-01-11               6.00                 980,000           1,041,818

Minneapolis Community Development
     Agency Tax Increment
     Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1990 (MBIA Insured)
         09-01-04               2.95               3,000,000(g)        2,928,300

Minneapolis Health Care Systems Revenue Bonds
     Fairview Health Services Series 2002B
     (MBIA Insured)
         05-15-14               5.50               2,050,000           2,306,353
         05-15-15               5.50               2,160,000           2,413,390
         05-15-16               5.50               2,200,000           2,445,344
         05-15-17               5.50               1,295,000           1,430,910

Minneapolis Special School District #1
     Certificates of Participation
     Refunding Revenue Bonds Series 2002B
     (FSA Insured)
         02-01-10               5.00               1,000,000           1,114,990
         02-01-11               5.00               1,040,000           1,153,225

Minneapolis Unlimited General Obligation Bonds
     Series 2001
         12-01-11               5.00               3,035,000           3,399,534
         12-01-21               5.00               1,125,000           1,168,414

Minnetonka Senior Housing
     Revenue Bonds
     Westridge Senior Housing
     Series 1997
         09-01-27               7.00               1,775,000           1,734,069

New Brighton Tax Credit Investor
     Revenue Bonds
     Polynesian Village Apartments
     Series 1995B A.M.T.
         07-15-09               7.75               2,355,000           2,398,756

New Hope Housing & Healthcare Facilities
     Revenue Bonds Minnesota Masonic Home
     North Ridge Series 1999
         03-01-29               5.88               2,750,000           2,548,178

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Northern Minnesota Municipal Power Agency
     Electric System Capital Appreciation
     Refunding Revenue Bonds
     Zero Coupon Series 1989A
     (AMBAC Insured)
         01-01-10               3.80%             $2,000,000(g)       $1,570,880

Northern Minnesota Municipal Power Agency
     Electric System Refunding Revenue Bonds
     Series 1998 (FSA Insured)
         01-01-14               5.38               1,000,000           1,108,300

Northern Minnesota Municipal Power Agency
     Electric System Refunding Revenue Bonds
     Series 1998B (AMBAC Insured)
         01-01-20               4.75               5,000,000           5,077,350

Oakdale Multi-family Housing Refunding
     Revenue Bonds Oakdale Village
     Apartments Series 1998 A.M.T.
         11-01-28               6.00               3,650,000           3,384,025

Olmsted County Health Care Facilities
     Refunding Revenue Bonds
     Olmsted Medical Center
     Series 1998
         07-01-19               5.55               1,125,000           1,132,729

Olmsted County Housing & Redevelopment
     Authority Public Facilities Refunding
     Revenue Bonds Series 2002B
         02-01-05               4.00               1,215,000           1,278,496

Olmsted County Resource Recovery
     Unlimited General Obligation Refunding
     Bonds Series 2002A
         02-01-05               4.00               1,900,000           1,999,294

Osseo Independent School District #279
     Unlimited General Obligation Bonds
     Series 2000A
         02-01-14               5.75               1,100,000           1,262,767

Osseo Independent School District #279
     Unlimited General Obligation Bonds
     Series 2002A (FSA Insured)
         02-01-11               5.00               1,570,000           1,740,926
         02-01-12               5.00               3,455,000           3,839,542
         02-01-15               5.25               3,585,000           3,949,200

Prior Lake Independent School
     District #719 Unlimited General Obligation
     Bonds Series 2002A (FGIC Insured)
         02-01-05               4.00                 640,000             673,446

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     Series 2002 Inverse Floater
     (MBIA Insured)
         07-01-17              14.08               4,000,000(c,h)      5,908,480

Puerto Rico Public Buildings Authority
     Refunding Revenue Bonds
     Government Facilities
     Series 2002C
         07-01-18               5.75               3,170,000(c)        3,612,595

Ramsey County
     Unlimited General Obligation
     Refunding Bonds Capital Improvement
     Series 2002B
         02-01-10               5.25               2,150,000           2,444,228
         02-01-13               5.25               3,560,000           3,983,248
         02-01-14               5.25               3,840,000           4,251,878
         02-01-15               5.25               2,090,000           2,299,146

Richfield Independent School
     District #280 Unlimited General Obligation
     Bonds Series 1993 (FGIC Insured)
         02-01-12               5.35               5,020,000           5,036,817

Richfield Multi-family Housing
     Refunding Revenue Bonds
     Village Shores Apartments
     Series 1996
         08-01-31               7.63               2,930,000           3,020,478

Richfield Senior Housing
     Revenue Bonds Series 2000A
         02-01-35               7.75               3,000,000           3,074,220

Robbinsdale Multi-family Housing
     Revenue Bonds Copperfield Hill
     Series 1996A
         12-01-31               7.35               3,260,000           3,131,817

Rochester Multi-family Housing
     Development Revenue Bonds
     Wedum Shorewood Campus
     Series 1999
         06-01-36               6.60               5,000,000           4,581,150

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Roseville Housing Facilities Nursing Home
     Refunding Revenue Bonds
     College Properties Series 1998
         10-01-28               5.88%             $5,000,000          $4,523,650

Sartell Health Care & Housing Facilities
     Revenue Bonds Foundation for Health Care
     Series 1999A
         09-01-29               6.63               3,000,000           2,701,890

Sartell Health Care & Housing Facilities
     Revenue Bonds Foundation for Health Care
     Series 2001A
         09-01-30               8.00               1,000,000           1,011,210

Shoreview Senior Housing
     Revenue Bonds Series 1996
         02-01-26               7.25               3,200,000           3,267,616

Southern Minnesota Municipal
     Power Agency Power Supply System
     Capital Appreciation Refunding Revenue
     Bonds Capital Zero Coupon Series 1994A
     (MBIA Insured)
         01-01-19               6.67              19,500,000(g)        9,273,029

Southern Minnesota Municipal
     Power Agency Power Supply System
     Refunding Revenue Bonds
     Series 1992A
         01-01-18               5.75                 370,000             377,400

Southern Minnesota Municipal
     Power Agency Power Supply System
     Refunding Revenue Bonds
     Series 1992A (MBIA Insured)
         01-01-18               5.75               1,600,000           1,632,000

Southern Minnesota Municipal
     Power Agency Power Supply System
     Refunding Revenue Bonds
     Series 1993A (MBIA Insured)
         01-01-16               4.75               7,165,000           7,165,000

Southern Minnesota Municipal
     Power Agency Power Supply System
     Refunding Revenue Bonds
     Series 2002A (AMBAC Insured)
         01-01-13               5.25               7,615,000           8,600,913
         01-01-14               5.25              18,000,000          20,259,719
         01-01-15               5.25               7,500,000           8,432,325

Southern Minnesota Municipal
     Power Agency Power Supply System
     Revenue Bonds Series 2002
     Inverse Floater (AMBAC Insured)
         01-01-17              13.18               5,000,000(h)        6,823,700

Southern Minnesota Municipal
     Power Agency Power Supply System
     Un-refunded Revenue Bonds
     Series 1992A
         01-01-18               5.75               1,895,000           1,932,900

St. Cloud Housing & Redevelopment Authority
     Revenue Bonds Series 2002
         05-01-18               5.13               3,000,000           3,200,580

St. Louis Park Multi-family
     Housing Refunding Revenue Bonds
     Park Boulevard Towers Series 1996
         04-01-31               7.00               3,860,000           3,867,797

St. Paul Housing & Redevelopment Authority
     Health Care Facilities Refunding Revenue Bonds
     Lyngblomsten Care Center Series 1993
         11-01-06               7.13                 575,000             588,904
         11-01-17               7.13               1,665,000           1,673,325

St. Paul Housing & Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Lyngblomsten Multi-family Series 1993
         11-01-24               7.00               1,785,000           1,747,676

St. Paul Housing & Redevelopment Authority
     Lease Revenue Bonds
     Community of Peace Academy
     Series 2001A
         12-01-30               7.88               2,390,000           2,518,319

St. Paul Housing & Redevelopment Authority
     Lease Revenue Bonds
     Minnesota Business Academy
     Series 2000
         03-01-30               8.00               3,710,000           3,257,454

St. Paul Housing & Redevelopment Authority
     Single Family Housing Mortgage Refunding
     Revenue Mortgage-backed Bonds
     Middle Income Series 1995 (FNMA Insured)
         03-01-28               6.80               3,045,000           3,221,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

St. Paul Port Authority
     Refunding Revenue Bonds
     Hotel Facilities Radisson Kellogg
     2nd Series 1999
         08-01-29               7.38%             $3,500,000          $3,511,340

State Agricultural & Economic Development
     Board Health Care Facilities Refunding
     Revenue Bonds Benedictine Health System
     St. Mary's Health System Duluth Clinic
     Obligated Group Series 1999A
     (MBIA Insured)
         02-15-16               4.75               1,000,000           1,028,460

State Business Academy Capital Appreciation
     Revenue Bonds Zero Coupon Series 2002
         06-30-07               6.00                 292,000(g)          223,836

State Housing Finance Agency
     Revenue Bonds 2nd Series 2002R
     Inverse Floater A.M.T.
         07-01-33              13.80               2,130,000(h)        2,376,207

State Housing Finance Agency
     Single Family Housing Mortgage
     Revenue Bonds Series 1994L
     A.M.T.
         07-01-20               6.70                 410,000             424,116

State Housing Finance Agency
     Single Family Housing Mortgage
     Revenue Bonds Series 1996J
     A.M.T.
         07-01-21               5.60                 235,000             241,448

State Housing Finance Agency
     Single Family Housing Mortgage
     Revenue Bonds Series 1997K
     A.M.T.
         01-01-26               5.75               2,730,000           2,810,399

State Public Facilities Authority
     Drinking Water
     Revenue Bonds Series 2002B
         03-01-10               5.00               2,500,000           2,795,225
         03-01-13               5.25               2,500,000           2,832,975
         03-01-14               5.25               2,500,000           2,824,800

State Public Facilities Authority Water
     Pollution Control Refunding
     Revenue Bonds
     Series 1998A
         03-01-16               4.75               3,500,000           3,608,080

State Public Facilities Authority Water
     Pollution Control Revenue Bonds
     Series 2001A
         03-01-05               4.00               1,500,000           1,579,755

State Unlimited General Obligation Bonds
     Series 2001
         10-01-10               5.00              12,665,000          14,227,480
         10-01-15               5.00               4,455,000           4,825,389

State Unlimited General Obligation Bonds
     Series 2002
         08-01-10               5.00               9,075,000          10,190,952

Steele County Health Care Facilities
     Revenue Bonds Elderly Housing Project
     Series 2000
         06-01-30               6.88               2,205,000           2,381,907

Suburban Hennepin Regional Park District
     Unlimited General Obligation Bonds
     Series 2001
         02-01-05               4.50               1,025,000           1,089,052

University of Minnesota
     Refunding Revenue Bonds
     Inverse Floater Series 2002
         07-01-21              13.94               4,500,000(h)        6,219,495

University of Minnesota
     Refunding Revenue Bonds
     Series 1986A Escrowed to Maturity
         02-01-11               6.00               4,625,000           4,641,326

University of Minnesota
     Refunding Revenue Bonds
     Series 1996A
         07-01-13               5.75               2,000,000           2,355,020
         07-01-16               5.75               3,040,000           3,587,322
         07-01-21               5.50               2,500,000           2,818,425

University of Minnesota
     Refunding Revenue Bonds
     V.R. Series 1993
         08-15-03               7.80               5,000,000           5,224,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Vadnais Heights Multi-family Housing
     Refunding Revenue Bonds
     Cottages of Vadnais Heights
     Series 1995 A.M.T.
         12-01-31               7.00%             $3,025,000          $3,044,784

Vadnais Heights Multi-family Housing
     Tax Credit Refunding Revenue Bonds
     Series 1997 A.M.T.
         07-15-09               7.00               1,080,000           1,115,888

Western Minnesota Municipal
     Power Agency Refunding
     Revenue Bonds Series 1987A
         01-01-15               5.50               5,000,000           5,004,100

Western Minnesota Municipal
     Power Agency Refunding
     Revenue Bonds Series 1987A
     (MBIA Insured)
         01-01-15               5.50               6,250,000           6,269,750

White Bear Lake Independent School District #624
     Unlimited General Obligation Bonds
     Series 2002B (FGIC Insured)
         02-01-13               5.00               1,405,000           1,545,345
         02-01-14               5.00               1,480,000           1,609,130

White Bear Lake Independent School District #624
     Unlimited General Obligation
     Refunding Bonds Series 2002C
     (FSA Insured)
         02-01-08               5.00               1,310,000           1,460,755
         02-01-09               5.00               1,375,000           1,535,435

Willmar Rice Memorial Hospital
     Unlimited General Obligation Bonds
     Series 2002 (FSA Insured)
         02-01-11               5.00               1,025,000           1,135,833
         02-01-12               5.00               1,120,000           1,243,738
         02-01-13               5.00               1,200,000           1,330,788

Woodbury Senior Housing
     Revenue Bonds Summer House
     of Woodbury Series 1999
         07-01-34               6.40               3,145,000           3,041,813

Total municipal bonds
(Cost: $441,019,713)                                                $455,896,990


Municipal notes (0.3%)

Issuer(e,f)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

Arden Hills Housing & Health Care Facilities
     Refunding Revenue Bonds
     (U.S. Bank Trust) V.R.
     Series 1999A
         09-01-29               1.85%               $175,000            $175,000

Cohasset
     Refunding Revenue Bonds
     (ABN Amro Bank) V.R.
     Series 1997A
         06-01-20               1.80                 400,000             400,000

Cohasset
     Refunding Revenue Bonds
     (ABN Amro Bank) V.R.
     Series 1997B
         06-01-13               1.80                 200,000             200,000

State Higher Educational Facilities Authority
     Revenue Bonds
     (Harris Trust & Savings Bank) V.R.
     5th Series 2000H
         10-01-30               1.80                 500,000             500,000

Total municipal notes
(Cost: $1,275,000)                                                    $1,275,000

Total investments in securities
(Cost: $442,294,713)(i)                                             $457,171,990

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.0% of net assets as of Dec. 31, 2002.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation
     AMBAC     --  American Municipal Bond Association Corporation
     BIG       --  Bond Investors Guarantee
     CGIC      --  Capital Guaranty Insurance Company
     FGIC      --  Financial Guarantee Insurance Corporation
     FHA       --  Federal Housing Authority
     FNMA      --  Federal National Mortgage Association
     FSA       --  Financial Security Assurance
     GNMA      --  Government National Mortgage Association
     MBIA      --  Municipal Bond Investors Assurance
     XLCA      --  XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 2002, the value of securities subject to alternative minimum tax represented
                   9.7% of net assets.
     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate -- Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2002.
     V.R.D.B.  --  Variable Rate Demand Bond
     V.R.D.N.  --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2002. As of Dec. 31,2002, the value of inverse floaters represented 5.8% of net assets.

(i) At Dec. 31, 2002, the cost of securities for federal income tax purposes was approximately $442,295,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $19,447,000

     Unrealized depreciation                                         (4,570,000)
                                                                     ----------
     Net unrealized appreciation                                    $14,877,000
                                                                    -----------

--------------------------------------------------------------------------------
44 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Investments in Securities

AXP New York Tax-Exempt Fund

Dec. 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.3%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,d)

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Bonds
     Series 2001 (FSA Insured)
         07-01-16               5.50%             $2,445,000(c)       $2,835,809

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Refunding Bonds
     Series 2001A (MBIA Insured)
         07-01-15               5.50               1,000,000(c)        1,161,420

Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Refunding Bonds
     Series 2001A (XLCA Insured)
         07-01-17               5.50               2,000,000(c)        2,301,420

Erie County Unlimited Tax
     General Obligation Bonds
     Series 1995B (FGIC Insured)
         06-15-25               5.50                 700,000             733,502

Erie County Water Authority
     Refunding Revenue Bonds Series 1990A
     Escrowed to Maturity (AMBAC Insured)
         12-01-08               6.00               1,765,000           2,027,014

Huntington Housing Authority
     Revenue Bonds
     Senior Housing Facilities
     Gurwin Jewish Senior Residences
     Series 1999A
         05-01-39               6.00               1,750,000           1,507,765

Kenmore Housing Authority
     Student Housing Revenue Bonds
     State University Buffalo Student
     Apartments Series 1999A
     (Radian Group Financial Guaranty)
         08-01-24               5.50               1,000,000           1,047,290

Long Island Power Authority
     Refunding Revenue Bonds
     Electronic Systems Series 1998A
     (AMBAC Insured)
         04-01-09               5.25               1,000,000           1,128,710

Metropolitan Transportation Authority
     Refunding Revenue Bonds
     Series 2002
     Inverse Floater (AMBAC Insured)
         11-15-19              14.09               1,330,000(f)        1,742,047

Metropolitan Transportation Authority
     Refunding Revenue Bonds
     Series 2002A (AMBAC Insured)
         11-15-13               5.50               1,500,000           1,733,415

Metropolitan Transportation Authority
     Refunding Revenue Bonds
     Series 2002F (MBIA Insured)
         11-15-10               5.00               2,000,000           2,235,280

Metropolitan Transportation Authority
     Revenue Bonds
     Dedicated Tax Fund
     Series 1998A (FGIC Insured)
         04-01-28               4.75               1,000,000           1,085,220

Monroe County Airport Authority
     Refunding Revenue Bonds
     Greater Rochester International Airport
     Series 1999 (MBIA Insured) A.M.T.
         01-01-16               5.88               1,500,000           1,733,400

Monroe County Unlimited General
     Obligation Refunding Bonds
     Public Improvement Series 1996
         03-01-15               6.00               1,250,000           1,482,250

Mount Vernon Industrial Development Agency
     Revenue Bonds Civic Facilities
     Wartburg Senior Housing Meadowview
     Series 1999
         06-01-29               6.20               1,000,000             882,470

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,d)

New York City Health & Hospital Revenue Bonds
     Series 2002A (FSA insured)
         02-15-16               5.50%             $2,605,000          $2,898,974

New York City Municipal Water Finance Authority
     Revenue Bonds
     Water & Sewer System
     Series 1996B (MBIA Insured)
         06-15-26               5.75                 500,000             554,015

New York City Transitional Cultural Resources
     Revenue Bonds
     Museum of American Folk Art
     Series 2000 (ACA Insured)
         07-01-22               6.00               1,000,000           1,097,070

New York City Transitional Finance Authority
     Future Sales Tax Pre-refunded
     Revenue Bonds Series 2001B
         02-01-08               5.50                 280,000             320,334

New York City Transitional Finance Authority
     Future Sales Tax Un-refunded
     Revenue Bonds Series 2001B
         02-01-08               5.50               1,220,000           1,382,577

New York City Transitional Finance Authority
     Future Secured Sales Tax
     Pre-funded Revenue Bonds
     Series 1999C
         05-01-25               5.50                 440,000             511,262

New York City Transitional Finance Authority
     Future Secured Sales Tax
     Un-refunded Revenue Bonds
     Series 1999C
         05-01-25               5.50                 560,000             595,386

New York City Transitional Finance Authority
     Future Secured Tax Revenue Bonds
     Series 2001B
         02-01-10               5.50               3,885,000           4,438,496

New York City Transitional Finance Authority
     Public Improvement Revenue Bonds
     Series 2002C
         02-15-16               5.50               5,000,000           5,564,250

New York City Unlimited General Obligation
     Bonds Series 1996J
         02-15-19               5.88               1,000,000           1,042,520

New York City Unlimited General Obligation
     Bonds Series 2000R Inverse Floater
     (FGIC Insured)
         05-15-16              15.21                 830,000(f)        1,173,072

New York City Unlimited General Obligation
     Bonds Series 2002C (XLCA Insured)
         03-15-12               5.00               1,000,000           1,087,730

New York City Unlimited General Obligation
     Pre-refunded Bonds Series 1994B-1
         08-15-16               7.00               1,500,000           1,652,835

New York City Unlimited General Obligation
     Refunding Bonds Series 2002E
         08-01-16               5.75               3,000,000           3,214,350

New York City Unlimited General Obligation
     Refunding Bonds Series 2002E
     (MBIA Insured)
         08-01-15               5.63               2,000,000           2,254,840

Port Authority Special
     Obligation Refunding Revenue Bonds
     KIAC Partners
     4th Series 1996 A.M.T.
         10-01-19               6.75               1,500,000           1,545,705

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     2nd Series 2002D-179
     Inverse Floater (MBIA Insured)
         07-01-17              14.10               1,500,000(c,f)      2,215,680

State Dormitory Authority
     Pre-refunded Revenue Bonds
     City University 3rd General Resolution
     2nd Series 1994 (MBIA Insured)
         07-01-19               6.25               1,500,000           1,611,345

State Dormitory Authority
     Pre-refunded Revenue Bonds
     Series 1990B
         05-15-11               7.50                 415,000             531,333

State Dormitory Authority
     Refunding Revenue Bonds
     Consolidated City University System
     Series 1993A
         07-01-13               5.75               3,000,000           3,495,060

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,d)

State Dormitory Authority
     Refunding Revenue Bonds
     Cooper Union Series 1996
     (AMBAC Insured)
         07-01-20               5.38%               $860,000            $902,278

State Dormitory Authority
     Refunding Revenue Bonds
     St. Thomas Aquinas College
     Series 1998
     (Radian Group Financial Guaranty)
         07-01-14               5.00               1,125,000           1,189,665

State Dormitory Authority
     Refunding Revenue Bonds
     State University Educational Facilities
     Series 1993A (AMBAC Insured)
         05-15-15               5.25               2,930,000           3,299,825
         05-15-19               5.50               2,000,000           2,279,900

State Dormitory Authority
     Revenue Bonds
     Barnard College Series 1996
     (AMBAC Insured)
         07-01-16               5.25               1,140,000           1,243,102

State Dormitory Authority
     Revenue Bonds
     New York University Series 1998A
     (MBIA Insured)
         07-01-17               6.00               3,975,000           4,799,296

State Dormitory Authority
     Revenue Bonds
     Pratt Institute Series 1999
     (Radian Group Financial Guaranty)
         07-01-20               6.00               1,500,000           1,720,410

State Dormitory Authority
     Revenue Bonds
     School Districts Financing Series 2002A
     (MBIA Insured)
         10-01-17               5.75               5,000,000           5,726,449

State Dormitory Authority School District Financing
     Program Revenue Bonds
     Series 2002C (MBIA Insured)
         10-01-15               5.38               1,420,000           1,592,104

State Dormitory Authority School Districts Financing
     Revenue Bonds Series 2002D
     (MBIA Insured)
         10-01-07               5.00               3,380,000           3,774,581

State Dormitory Authority
     Un-refunded Balance Revenue Bonds
     Series 1990B
         05-15-11               7.50               1,485,000           1,825,614

State Energy Research & Development Authority
     Revenue Bonds Gas Facilities
     Brooklyn Union Gas Series 1996
     (MBIA Insured)
         01-01-21               5.50               1,000,000           1,048,440

State Energy Research & Development Authority
     Revenue Bonds Gas Facilities
     Residual Certificates Brooklyn Union Gas
     Series 2000 Inverse Floater (MBIA Insured)
         01-01-21              14.04                 330,000(f)          377,956

State Environmental Facilities
     Clean Water & Drinking Water
     Revolving Funds Revenue Bonds
     Series 2002L
         11-15-10               5.00               1,235,000           1,384,830

State Environmental Facilities
     Pollution Control Revenue Bonds
     State Water Revolving Fund
     Series 1990A
         06-15-12               7.50                 295,000             302,818

State Local Government Assistance
     Revenue Bonds
     Series 1992C
         04-01-22               5.50               1,500,000           1,503,555

State Mortgage Agency Revenue Bonds
     2nd Series 2002B-181 Inverse Floater A.M.T.
         04-01-32              13.64               1,000,000(f)        1,109,350

State Thruway Authority Highway & Bridge Trust Fund
     Refunding Revenue Bonds
     Series 2002C (AMBAC Insured)
         04-01-15               5.50               3,000,000           3,369,540

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,d)

State Urban Development
     Capital Correctional Facilities
     Revenue Bonds
     5th Series 1995 (MBIA Insured)
         01-01-25               5.50%               $750,000            $825,503

State Urban Development
     Revenue Bonds Personal Income Tax
     Series 2002A
         03-15-16               5.38               1,360,000           1,502,746
         03-15-17               5.38               1,405,000           1,544,517

Suffolk County Industrial Development Agency
     Revenue Bonds Continuing Care Retirement
     Jeffersons Ferry Series 1999A
         11-01-28               7.25               1,500,000           1,570,410

Syracuse Unlimited General Obligation Bonds
     Series 2002C (FGIC Insured) A.M.T.
         01-01-05               4.25               1,150,000           1,204,177

Triborough Bridge & Tunnel Authority
     Convention Center Revenue Bonds
     Series 1990E
         01-01-11               6.00               1,145,000           1,320,792

Triborough Bridge & Tunnel Authority
     Refunding Revenue Bonds
     Series 2002B
         11-15-10               5.00               5,000,000           5,580,849

Westchester County Industrial Development Agency
     Revenue Bonds Continuing Care Retirement
     Hebrew Hospital Senior Housing
     Series 2000A
         07-01-30               7.38               1,000,000           1,014,020

Yonkers Unlimited General Obligation
     Refunding Bonds
         12-15-07               3.88               1,010,000           1,078,377

Total municipal bonds
(Cost: $106,677,722)                                                $113,914,950


Municipal notes (1.1%)

Issuer(b,d,e)              Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

New York City Unlimited General Obligation
     Bonds V.R. Series 1994H-2
     (MBIA Insured)
         08-01-13               1.75%               $300,000            $300,000
         08-01-14               1.75               1,000,000           1,000,000

Total municipal notes
(Cost: $1,300,000)                                                    $1,300,000

Total investments in securities
(Cost: $107,977,722)(g)                                             $115,214,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation
     AMBAC     --  American Municipal Bond Association Corporation
     BIG       --  Bond Investors Guarantee
     CGIC      --  Capital Guaranty Insurance Company
     FGIC      --  Financial Guarantee Insurance Corporation
     FHA       --  Federal Housing Authority
     FNMA      --  Federal National Mortgage Association
     FSA       --  Financial Security Assurance
     GNMA      --  Government National Mortgage Association
     MBIA      --  Municipal Bond Investors Assurance
     XLCA      --  XL Capital Assurance

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 7.3% of net assets as of Dec. 31, 2002.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 2002, the value of securities subject to alternative minimum tax represented
                   4.8% of net assets.
     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate
     V.R.D.B.  --  Variable Rate Demand Bond
     V.R.D.N.  --  Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2002.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2002. As of Dec. 31, 2002, the value of inverse floaters represented 5.7% of net assets.

(g) At Dec. 31, 2002, the cost of securities for federal income tax purposes was approximately $107,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $7,605,000

     Unrealized depreciation                                           (368,000)
                                                                       --------
     Net unrealized appreciation                                     $7,237,000
                                                                     ----------

--------------------------------------------------------------------------------
49 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Investments in Securities

AXP Ohio Tax-Exempt Fund

Dec. 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.3%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Carroll Water & Sewer District
     Unlimited General Obligation Bonds
     Series 1998
         12-01-10               6.25%               $355,000            $377,124

Carroll Water & Sewer District
     Water System Improvement Unlimited
     General Obligation Bonds Series 1996
         12-01-10               6.25                 755,000             796,178

Cincinnati City School District
     School Improvement
     Limited General Obligation Bonds
     Series 2002 (FSA Insured)
         06-01-09               5.00               1,355,000           1,516,191

Cleveland Waterworks
     Refunding Revenue Bonds
     Series 2002K (FGIC Insured)
         01-01-10               5.00               3,620,000           4,032,970

Columbus
     Limited Obligation Refunding Revenue Bonds
     Series 2001
         01-01-14               5.25               3,650,000           4,076,758

Commonwealth of Puerto Rico
     Unlimited General Obligation Bonds
     2nd Series 2002B Inverse Floater
     (FGIC Insured)
         07-01-20               9.83               1,500,000(c,g)      1,931,580

Commonwealth of Puerto Rico
     Unlimited General Obligation
     Refunding Bonds Series 2002
     (FGIC Insured)
         07-01-10               5.25               5,000,000(c)        5,696,550

Cuyahoga County Health Care Facilities
     Refunding Revenue Bonds Judson
     Retirement Community Series 1996A
         11-15-18               7.25               1,000,000           1,054,280

Cuyahoga County Hospital
     Facilities Revenue Bonds
     Canton Series 2000
         01-01-30               7.50               1,000,000           1,095,640

Cuyahoga County Limited
     General Obligation Bonds
     Series 1993
         05-15-13               5.60                 500,000             579,885

Eaton Local School District
     Unlimited General Obligation Bonds
     Series 2002 (FGIC Insured)
         12-01-17               5.38                 835,000             930,207

Franklin County Health Care Facilities
     Refunding Revenue Bonds
     Lutheran Senior City Incorporated
     Series 1999
         12-15-28               6.13               1,250,000           1,074,888

Franklin County Multi-family Housing
     Refunding Revenue Bonds
     Jefferson Chase Apartments
     Series 1998B A.M.T.
         11-01-35               6.40               1,000,000             796,970

Franklin County Multi-family Housing
     Refunding Revenue Bonds
     West Bay Apartments Series 1998
     A.M.T.
         12-01-25               6.38              990,000(b)             643,500

Gateway Economic Development
     Greater Cleveland Excise Tax
     Refunding Revenue Bonds Senior Lien
     Series 2001 (FSA Insured) A.M.T.
         09-01-05               5.13               1,750,000           1,889,195

Greater Cleveland Regional Transit Authority
     Limited General Obligation
     Refunding Bonds Capital Improvement
     Series 2002R (MBIA Insured)
         12-01-10               5.00               2,500,000           2,794,475

Hamilton County Sewer System
     Refunding Revenue Bonds
     Series 2001A (MBIA Insured)
         12-01-09               5.00                 450,000             503,564

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

Hamilton General Obligation Bonds
     One Renaissance Center
     Series 2001B (AMBAC Insured)
         11-01-03               2.60%               $275,000            $278,372

Jackson County Hospital Facilities
     Revenue Bonds Consolidated Health System
     Jackson Hospital Series 1999
     (Radian Group Financial Guaranty)
         10-01-20               6.13               1,000,000           1,104,700

Lakota Local School District
     Unlimited General Obligation Bonds
     Series 1994 (AMBAC Insured)
         12-01-10               7.00               1,000,000           1,254,550

Lakota Local School District Unlimited Tax
     Improvement General Obligation
     Pre-refunded Bonds
     Series 1994 (AMBAC Insured)
         12-01-14               6.25               2,000,000           2,263,700

Licking County Joint Vocational School District
     School Facilities Construction & Improvement
     Unlimited General Obligation Bonds
     Series 2002 (MBIA Insured)
         12-01-07               5.00               1,000,000           1,118,700
         12-01-08               5.00               1,110,000           1,243,500

Lorain City School District
     Classroom Facilities Improvement
     Unlimited General Obligation Bonds
     Series 2002 (MBIA Insured)
         12-01-10               5.00               1,275,000           1,425,182

Plain Local School District
     Unlimited General Obligation
     Refunding Bonds Series 2002
     (FGIC Insured)
         12-01-14               5.50               1,000,000           1,137,050

Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     Series 2002C Inverse Floater
     (MBIA Insured)
         07-01-17               9.83               1,500,000(c,g)      1,977,120

Puerto Rico Public Buildings Authority
     Refunding Revenue Bonds
     Government Facilities
     Series 2002C (XLCA Insured)
         07-01-13               5.50                 710,000(c)          818,694

State Air Quality Development Authority
     Refunding Revenue Bonds
     JMG Funding Limited Partnership
     Series 1994 (AMBAC Insured) A.M.T.
         04-01-29               6.38                 500,000             547,560

State Building Authority
     State Facilities Admin Bldg Fund
     Refunding Revenue Bonds
     Series 2002B (FSA Insured)
         10-01-09               5.25               2,000,000           2,269,500

State Building Authority
     State Facilities Admin Bldg Fund
     Revenue Bonds Series 1993A
         10-01-07               5.60               1,500,000           1,714,935

State Building Facilities Authority
     Refunding Revenue Bonds
     Series 2001A (FSA Insured)
         10-01-14               5.50               2,000,000           2,250,160

State Common Schools Capital Facilities
     Unlimited General Obligation Bonds
     Series 2001A
         06-15-13               5.00               1,500,000           1,625,310

State Conservation Projects
     Unlimited General Obligation Bonds
     Series 2002A
         09-01-09               4.00               1,415,000           1,504,541

State Higher Education
     Unlimited General Obligation Bonds
     Series 2002B
         11-01-08               5.00               2,000,000           2,245,280

State Highway Capital Improvements Unlimited
     General Obligation Bonds Series 2002G
         05-01-10               5.00               4,000,000           4,482,959

State Mental Health
     Capital Facilities Refunding Revenue Bonds
     2nd Series 2002B
         12-01-07               5.00               1,500,000           1,679,535

State Residuals
     Unlimited General Obligation
     Refunding Bonds Series 2002
     Inverse Floater
         02-01-20               9.78               3,500,000(g)        4,417,699

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(d,e)

State Revenue Major New State Infrastructure
     Revenue Bonds Series 2002
         06-15-10               5.00%             $2,000,000          $2,229,640

State University General Receipts
     Revenue Bonds Series 2002A
         12-01-03               4.00                 500,000             513,025
         12-01-05               3.50                 500,000             525,720

State Unlimited General Obligation
     Refunding Bonds Series 2002C
         11-01-10               5.25               5,000,000           5,688,649

State Water Development Authority
     Pollution Control Facilities
     Refunding Revenue Bonds
     Cleveland Electric Illuminating
     Series 1995
         08-01-25               7.70               1,000,000           1,068,500

State Water Development Authority
     Pollution Control Facilities
     Refunding Revenue Bonds
     Toledo Edison Series 1994A A.M.T.
         10-01-23               8.00               1,000,000           1,061,900

State Water Development Authority
     Water Pollution Control Refunding Revenue
     Bonds Series 2002
         12-01-13               5.25               1,000,000           1,132,760

University of Cincinnati General Receipts
     Revenue Bonds Series 2001A
     (FGIC Insured)
         06-01-14               5.50               1,000,000           1,130,890

Warren County Special Assessment
     Limited General Obligation Bonds
     Series 1992
         12-01-12               6.10                 500,000             602,760

Total municipal bonds
(Cost: $76,771,855)                                                  $79,102,846


Municipal notes (1.5%)

Issuer(e,f)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

Cuyahoga County Economic Development
     Revenue Bonds Cleveland Orchestra
     (Bank of America) V.R. Series 1998
         04-01-28               1.70%               $800,000            $800,000

State Air Quality Development Authority
     Pollution Control Refunding Revenue Bonds
     Toledo Edison (Barclays Bank)
     V.R. Series 2000A
         04-01-24               1.70                 100,000             100,000

State Higher Educational Facilities
     Revenue Bonds Case Western
     Reserve University V.R. (Landesbank
     Hessen-Thuringen Girozentrale)
     Series 2002A
         10-01-31               1.70                 300,000             300,000

Total municipal notes
(Cost: $1,200,000)                                                    $1,200,000

Total investments in securities
(Cost: $77,971,855)(h)                                               $80,302,846

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 12.8% of net assets as of Dec. 31, 2002.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation
     AMBAC     --  American Municipal Bond Association Corporation
     BIG       --  Bond Investors Guarantee
     CGIC      --  Capital Guaranty Insurance Company
     FGIC      --  Financial Guarantee Insurance Corporation
     FHA       --  Federal Housing Authority
     FNMA      --  Federal National Mortgage Association
     FSA       --  Financial Security Assurance
     GNMA      --  Government National Mortgage Association
     MBIA      --  Municipal Bond Investors Assurance
     XLCA      --  XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 2002, the value of securities subject to alternative minimum tax represented
                   6.1% of net assets.
     B.A.N.    --  Bond Anticipation Note
     C.P.      --  Commercial Paper
     R.A.N.    --  Revenue Anticipation Note
     T.A.N.    --  Tax Anticipation Note
     T.R.A.N.  --  Tax & Revenue Anticipation Note
     V.R.      --  Variable Rate
     V.R.D.B.  --  Variable Rate Demand Bond
     V.R.D.N.  --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2002.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2002. As of Dec. 31, 2002, the value of inverse floaters represented 10.2% of net assets.

(h) At Dec. 31, 2002, the cost of securities for federal income tax purposes was approximately $77,972,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $3,036,000

     Unrealized depreciation                                           (705,000)
                                                                       --------
     Net unrealized appreciation                                     $2,331,000
                                                                     ----------

--------------------------------------------------------------------------------
53 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Financial Statements

Statements of assets and liabilities

AXP State Tax-Exempt Funds

                                                                                   California    Massachusetts          Michigan
                                                                                   Tax-Exempt       Tax-Exempt        Tax-Exempt
Dec. 31, 2002 (Unaudited)                                                                Fund             Fund              Fund

Assets
Investments in securities, at value (Note 1)
   (identified cost $252,767,172, $91,291,965
   and $78,902,412)                                                              $270,657,800      $94,935,088       $82,235,447
Cash in bank on demand deposit                                                         94,009          258,862             4,946
Capital shares receivable                                                              11,725           22,144                --
Accrued interest receivable                                                         4,034,966        1,536,778         1,122,870
Receivable for investment securities sold                                                  --           61,800                --
                                                                                           --           ------                --
Total assets                                                                      274,798,500       96,814,672        83,363,263
                                                                                  -----------       ----------        ----------

Liabilities
Dividends payable to shareholders                                                     365,865          112,178            96,126
Capital shares payable                                                                  8,030           88,460                --
Payable for investment securities purchased                                                --               --                --
Payable for securities purchased on a when-issued basis (Note 1)                    1,006,540               --                --
Accrued investment management services fee                                              3,514            1,240             1,069
Accrued distribution fee                                                                2,567            1,227               806
Accrued transfer agency fee                                                               259               63                23
Accrued administrative services fee                                                       297              106                91
Other accrued expenses                                                                 23,127           20,046            32,831
                                                                                       ------           ------            ------
Total liabilities                                                                   1,410,199          223,320           130,946
                                                                                    ---------          -------           -------
Net assets applicable to outstanding shares                                      $273,388,301      $96,591,352       $83,232,317
                                                                                 ============      ===========       ===========

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                         $    513,577      $   177,467       $   154,734
Additional paid-in capital                                                        258,673,193       93,222,471        80,240,580
Undistributed (excess of distributions over) net investment income                     22,000          (20,001)                4
Accumulated net realized gain (loss) (Note 5)                                      (3,711,097)        (431,708)         (496,036)
Unrealized appreciation (depreciation) on investments                              17,890,628        3,643,123         3,333,035
                                                                                   ----------        ---------         ---------
Total -- representing net assets applicable to outstanding shares                $273,388,301      $96,591,352       $83,232,317
                                                                                 ============      ===========       ===========
Net assets applicable to outstanding shares:                Class A              $239,756,785      $68,864,566       $71,657,057
                                                            Class B              $ 28,859,633      $26,344,486       $ 9,795,608
                                                            Class C              $  4,771,883      $ 1,382,300       $ 1,779,652
Outstanding shares of beneficial interest:                  Class A shares         45,038,621       12,652,363        13,321,739
                                                            Class B shares          5,423,781        4,840,267         1,820,862
                                                            Class C shares            895,320          254,050           330,813
Net asset value per share:                                  Class A              $       5.32      $      5.44       $      5.38
                                                            Class B              $       5.32      $      5.44       $      5.38
                                                            Class C              $       5.33      $      5.44       $      5.38
                                                                                 ------------      -----------       -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Statements of assets and liabilities

AXP State Tax-Exempt Funds

                                                                                    Minnesota         New York              Ohio
                                                                                   Tax-Exempt       Tax-Exempt        Tax-Exempt
Dec. 31, 2002 (Unaudited)                                                                Fund             Fund              Fund

Assets
Investments in securities, at value (Note 1)
   (identified cost $442,294,713, $107,977,722
   and $77,971,855)                                                              $457,171,990     $115,214,950       $80,302,846
Cash in bank on demand deposit                                                         74,473           65,322           149,814
Capital shares receivable                                                             170,182            3,125               571
Accrued interest receivable                                                         7,882,944        1,933,694           924,566
Receivable for investment securities sold                                             781,224               --                --
                                                                                      -------               --                --
Total assets                                                                      466,080,813      117,217,091        81,377,797
                                                                                  -----------      -----------        ----------

Liabilities
Dividends payable to shareholders                                                     590,257          132,840            73,763
Capital shares payable                                                                 21,631               --            16,931
Accrued investment management services fee                                              5,825            1,502             1,042
Accrued distribution fee                                                                4,786            1,238               872
Accrued transfer agency fee                                                               233              101               111
Accrued administrative services fee                                                       479              128                88
Other accrued expenses                                                                 34,292           14,816            23,817
                                                                                       ------           ------            ------
Total liabilities                                                                     657,503          150,625           116,624
                                                                                      -------          -------           -------
Net assets applicable to outstanding shares                                      $465,423,310     $117,066,466       $81,261,173
                                                                                 ============     ============       ===========

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                         $    881,533     $    221,219       $   152,355
Additional paid-in capital                                                        454,544,732      109,894,972        79,270,951
Undistributed (excess of distributions over) net investment income                         --           (3,001)          (26,001)
Accumulated net realized gain (loss) (Note 5)                                      (4,880,232)        (283,952)         (467,123)
Unrealized appreciation (depreciation) on investments                              14,877,277        7,237,228         2,330,991
                                                                                   ----------        ---------         ---------
Total -- representing net assets applicable to outstanding shares                $465,423,310     $117,066,466       $81,261,173
                                                                                 ============     ============       ===========
Net assets applicable to outstanding shares:                Class A              $386,744,575     $ 95,647,201       $65,753,701
                                                            Class B              $ 71,271,931     $ 19,568,041       $12,997,889
                                                            Class C              $  7,406,804     $  1,851,224       $ 2,509,583
Outstanding shares of beneficial interest:                  Class A shares         73,253,267       18,074,194        12,327,823
                                                            Class B shares         13,497,627        3,697,934         2,437,269
                                                            Class C shares          1,402,430          349,814           470,389
Net asset value per share:                                  Class A              $       5.28     $       5.29       $      5.33
                                                            Class B              $       5.28     $       5.29       $      5.33
                                                            Class C              $       5.28     $       5.29       $      5.34
                                                                                 ------------     ------------       -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Statements of operations

AXP State Tax-Exempt Funds

                                                                                   California    Massachusetts          Michigan
                                                                                   Tax-Exempt       Tax-Exempt        Tax-Exempt
Six months ended Dec. 31, 2002 (Unaudited)                                               Fund             Fund              Fund

Investment income
Income:
Interest                                                                          $ 7,364,373       $2,317,460        $2,193,208
                                                                                  -----------       ----------        ----------
Expenses (Note 2):
Investment management services fee                                                    646,447          228,290           195,954
Distribution fee
   Class A                                                                            304,179           86,747            90,675
   Class B                                                                            143,623          128,533            46,048
   Class C                                                                             20,773           10,193             8,169
Transfer agency fee                                                                    47,415           25,932            17,288
Incremental transfer agency fee
   Class A                                                                              4,451            2,098             1,640
   Class B                                                                              1,147            1,151               396
   Class C                                                                                253              121                88
Administrative services fees and expenses                                              55,906           19,336            16,453
Compensation of board members                                                           6,071            5,838             5,838
Custodian fees                                                                         10,000            4,095             5,506
Printing and postage                                                                   10,499            6,038             2,091
Registration fees                                                                      19,325           24,382            21,507
Audit fees                                                                              8,875            8,250             8,250
Other                                                                                   5,353            1,778             1,105
                                                                                        -----            -----             -----
Total expenses                                                                      1,284,317          552,782           421,008
   Earnings credits on cash balances (Note 2)                                          (2,306)          (1,441)           (1,246)
                                                                                       ------           ------            ------
Total net expenses                                                                  1,282,011          551,341           419,762
                                                                                    ---------          -------           -------
Investment income (loss) -- net                                                     6,082,362        1,766,119         1,773,446
                                                                                    ---------        ---------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                   5,414,840        1,094,111         2,200,342
   Swap transactions                                                                 (561,649)        (214,954)         (179,861)
                                                                                     --------         --------          --------
Net realized gain (loss) on investments                                             4,853,191          879,157         2,020,481
Net change in unrealized appreciation (depreciation) on investments                  (433,478)         641,714          (450,210)
                                                                                     --------          -------          --------
Net gain (loss) on investments                                                      4,419,713        1,520,871         1,570,271
                                                                                    ---------        ---------         ---------
Net increase (decrease) in net assets resulting from operations                   $10,502,075       $3,286,990        $3,343,717
                                                                                  ===========       ==========        ==========

See accompanying notes to financial statements.

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56 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Statements of operations

AXP State Tax-Exempt Funds

                                                                                    Minnesota         New York              Ohio
                                                                                   Tax-Exempt       Tax-Exempt        Tax-Exempt
Six months ended Dec. 31, 2002 (Unaudited)                                               Fund             Fund              Fund

Investment income
Income:
Interest                                                                          $12,539,421       $2,996,719        $1,996,750
                                                                                  -----------       ----------        ----------
Expenses (Note 2):
Investment management services fee                                                  1,068,770          277,087           205,689
Distribution fee
   Class A                                                                            488,273          120,731            91,004
   Class B                                                                            345,968           98,747            64,186
   Class C                                                                             31,094            7,868             9,429
Transfer agency fee                                                                   104,552           27,608            18,935
Incremental transfer agency fee
   Class A                                                                              9,532            2,433             1,694
   Class B                                                                              3,066              915               564
   Class C                                                                                465              139               117
Administrative services fees and expenses                                              90,509           23,623            17,344
Compensation of board members                                                           6,580            5,838             5,838
Custodian fees                                                                         18,043            4,829             5,772
Printing and postage                                                                   21,790            5,573             3,635
Registration fees                                                                      24,341           22,745            24,787
Audit fees                                                                              9,625            8,875             8,250
Other                                                                                   4,665              702             1,881
                                                                                        -----              ---             -----
Total expenses                                                                      2,227,273          607,713           459,125
   Earnings credits on cash balances (Note 2)                                         (11,984)          (1,060)             (955)
                                                                                      -------           ------              ----
Total net expenses                                                                  2,215,289          606,653           458,170
                                                                                    ---------          -------           -------
Investment income (loss) -- net                                                    10,324,132        2,390,066         1,538,580
                                                                                   ----------        ---------         ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                   1,974,903        1,687,917         2,553,734
   Swap transactions                                                                 (897,998)        (215,380)         (197,361)
                                                                                     --------         --------          --------
Net realized gain (loss) on investments                                             1,076,905        1,472,537         2,356,373
Net change in unrealized appreciation (depreciation) on investments                 5,990,331        1,878,821          (984,772)
                                                                                    ---------        ---------          --------
Net gain (loss) on investments                                                      7,067,236        3,351,358         1,371,601
                                                                                    ---------        ---------         ---------
Net increase (decrease) in net assets resulting from operations                   $17,391,368       $5,741,424        $2,910,181
                                                                                  ===========       ==========        ==========

See accompanying notes to financial statements.

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57 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Statements of changes in net assets

AXP State Tax-Exempt Funds

                                                                  California Tax-Exempt Fund      Massachusetts Tax-Exempt Fund
                                                              Dec. 31, 2002     June 30, 2002     Dec. 31, 2002    June 30, 2002
                                                           Six months ended        Year ended  Six months ended       Year ended
                                                                (Unaudited)                         (Unaudited)

Operations and distributions
Investment income (loss) -- net                                $  6,082,362      $ 11,814,971      $ 1,766,119      $  3,460,532
Net realized gain (loss) on investments                           4,853,191            82,601          879,157           446,460
Net change in unrealized appreciation
   (depreciation) on investments                                   (433,478)        2,679,301          641,714         1,011,690
                                                                   --------         ---------          -------         ---------
Net increase (decrease) in net assets resulting
   from operations                                               10,502,075        14,576,873        3,286,990         4,918,682
                                                                 ----------        ----------        ---------         ---------
Distributions to shareholders from:
   Net investment income
     Class A                                                     (5,448,535)      (10,780,957)      (1,353,186)       (2,702,376)
     Class B                                                       (535,057)         (958,913)        (403,703)         (710,330)
     Class C                                                        (76,809)          (85,460)         (32,430)          (44,625)
   Net realized gain
     Class A                                                             --                --         (237,975)               --
     Class B                                                             --                --          (91,179)               --
     Class C                                                             --                --           (4,771)               --
                                                                         --                --           ------                --
Total distributions                                              (6,060,401)      (11,825,330)      (2,123,244)       (3,457,331)
                                                                 ----------       -----------       ----------        ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                       16,375,795        33,494,831        8,025,732         9,681,074
   Class B shares                                                 2,852,959         5,623,387        3,168,441         7,560,746
   Class C shares                                                 1,497,410         2,865,234          501,052         1,542,297
Reinvestment of distributions at net asset value
   Class A shares                                                 3,506,752         7,198,598        1,243,140         2,155,918
   Class B shares                                                   382,539           716,434          386,591           554,566
   Class C shares                                                    70,493            82,396           34,976            43,201
Payments for redemptions
   Class A shares                                               (17,600,206)      (40,934,944)      (7,305,777)      (11,618,413)
   Class B shares (Note 2)                                       (2,111,341)       (3,138,704)      (1,616,990)       (2,863,167)
   Class C shares (Note 2)                                         (335,487)         (566,965)      (1,417,954)          (92,628)
                                                                   --------          --------       ----------           -------
Increase (decrease) in net assets from
   share transactions                                             4,638,914         5,340,267        3,019,211         6,963,594
                                                                  ---------         ---------        ---------         ---------
Total increase (decrease) in net assets                           9,080,588         8,091,810        4,182,957         8,424,945
Net assets at beginning of period                               264,307,713       256,215,903       92,408,395        83,983,450
                                                                -----------       -----------       ----------        ----------
Net assets at end of period                                    $273,388,301      $264,307,713      $96,591,352      $ 92,408,395
                                                               ============      ============      ===========      ============
Undistributed (excess of distributions over)
   net investment income                                       $     22,000      $         39      $   (20,001)     $      3,199
                                                               ------------      ------------      -----------      ------------

See accompanying notes to financial statements.

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58 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Statements of changes in net assets

AXP State Tax-Exempt Funds

                                                                    Michigan Tax-Exempt Fund          Minnesota Tax-Exempt Fund
                                                              Dec. 31, 2002     June 30, 2002     Dec. 31, 2002    June 30, 2002
                                                           Six months ended        Year ended  Six months ended       Year ended
                                                                (Unaudited)                         (Unaudited)

Operations and distributions
Investment income (loss) -- net                                 $ 1,773,446       $ 3,423,371     $ 10,324,132      $ 20,169,614
Net realized gain (loss) on investments                           2,020,481           747,992        1,076,905         5,222,796
Net change in unrealized appreciation
   (depreciation) on investments                                   (450,210)           41,422        5,990,331          (516,776)
                                                                   --------            ------        ---------          --------
Net increase (decrease) in net assets resulting
   from operations                                                3,343,717         4,212,785       17,391,368        24,875,634
                                                                  ---------         ---------       ----------        ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                     (1,586,870)       (3,105,521)      (8,901,092)      (17,759,670)
     Class B                                                       (166,139)         (275,352)      (1,305,455)       (2,383,907)
     Class C                                                        (29,439)          (33,507)        (117,658)         (126,057)
   Net realized gain
     Class A                                                       (719,836)               --               --                --
     Class B                                                        (97,368)               --               --                --
     Class C                                                        (17,788)               --               --                --
                                                                    -------                --               --                --
Total distributions                                              (2,617,440)       (3,414,380)     (10,324,205)      (20,269,634)
                                                                 ----------        ----------      -----------       -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                        5,439,773         9,654,946       36,149,880        65,421,543
   Class B shares                                                 1,982,339         2,076,931        8,820,080        15,393,581
   Class C shares                                                   443,447         1,376,765        2,858,177         3,561,686
Reinvestment of distributions at net asset value
   Class A shares                                                 1,827,918         2,425,406        6,800,190        14,104,344
   Class B shares                                                   204,712           207,725        1,025,107         1,964,040
   Class C shares                                                    31,596            17,110          103,023           114,925
Payments for redemptions
   Class A shares                                                (6,258,794)       (9,785,605)     (36,657,763)      (66,134,707)
   Class B shares (Note 2)                                         (690,849)         (601,805)      (3,972,837)       (6,815,468)
   Class C shares (Note 2)                                         (120,547)         (205,370)        (533,559)         (551,308)
                                                                   --------          --------         --------          --------
Increase (decrease) in net assets from
   share transactions                                             2,859,595         5,166,103       14,592,298        27,058,636
                                                                  ---------         ---------       ----------        ----------
Total increase (decrease) in net assets                           3,585,872         5,964,508       21,659,461        31,664,636
Net assets at beginning of period                                79,646,445        73,681,937      443,763,849       412,099,213
                                                                 ----------        ----------      -----------       -----------
Net assets at end of period                                     $83,232,317       $79,646,445     $465,423,310      $443,763,849
                                                                ===========       ===========     ============      ============
Undistributed net investment income                             $         4       $     9,006     $         --      $         73
                                                                -----------       -----------     ----------        ------------

See accompanying notes to financial statements.

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59 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Statements of changes in net assets

AXP State Tax-Exempt Funds

                                                                    New York Tax-Exempt Fund               Ohio Tax-Exempt Fund
                                                              Dec. 31, 2002     June 30, 2002     Dec. 31, 2002    June 30, 2002
                                                           Six months ended        Year ended  Six months ended       Year ended
                                                                (Unaudited)                         (Unaudited)

Operations and distributions
Investment income (loss) -- net                                $  2,390,066      $  4,592,416     $  1,538,580      $  3,260,261
Net realized gain (loss) on investments                           1,472,537         1,152,774        2,356,373           723,674
Net change in unrealized appreciation
   (depreciation) on investments                                  1,878,821          (249,388)        (984,772)          322,391
                                                                  ---------          --------         --------           -------
Net increase (decrease) in net assets resulting
   from operations                                                5,741,424         5,495,802        2,910,181         4,306,326
                                                                  ---------         ---------        ---------         ---------
Distributions to shareholders from:
   Net investment income
     Class A                                                     (2,028,367)       (3,950,616)      (1,350,472)       (2,885,476)
     Class B                                                       (340,551)         (611,823)        (188,582)         (338,845)
     Class C                                                        (26,949)          (27,161)         (27,226)          (34,240)
   Net realized gain
     Class A                                                       (361,005)               --       (1,264,773)               --
     Class B                                                        (74,215)               --         (248,630)               --
     Class C                                                         (6,931)               --          (46,669)               --
                                                                     ------                --          -------                --
Total distributions                                              (2,838,018)       (4,589,600)      (3,126,352)       (3,258,561)
                                                                 ----------        ----------       ----------        ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                        7,427,184        11,016,258        6,284,532        12,656,332
   Class B shares                                                 2,651,883         4,034,756        1,919,352         4,337,475
   Class C shares                                                   583,541         1,029,957        1,216,312           678,955
Reinvestment of distributions at net asset value
   Class A shares                                                 1,815,742         3,017,090        2,086,564         2,209,759
   Class B shares                                                   313,176           468,120          352,176           257,092
   Class C shares                                                    31,327            25,291           70,638            34,104
Payments for redemptions
   Class A shares                                                (8,393,884)      (10,849,539)     (11,892,232)      (13,283,245)
   Class B shares (Note 2)                                       (2,101,906)       (2,559,354)      (1,044,666)       (1,008,014)
   Class C shares (Note 2)                                          (75,593)         (159,021)         (28,968)         (146,087)
                                                                    -------          --------          -------          --------
Increase (decrease) in net assets from
   share transactions                                             2,251,470         6,023,558       (1,036,292)        5,736,371
                                                                  ---------         ---------       ----------         ---------
Total increase (decrease) in net assets                           5,154,876         6,929,760       (1,252,463)        6,784,136
Net assets at beginning of period                               111,911,590       104,981,830       82,513,636        75,729,500
                                                                -----------       -----------       ----------        ----------
Net assets at end of period                                    $117,066,466      $111,911,590     $ 81,261,173      $ 82,513,636
                                                               ============      ============     ============      ============
Undistributed (excess of distributions over)
   net investment income                                       $     (3,001)     $      2,800     $    (26,001)     $      1,699
                                                               ------------      ------------     ------------      ------------

See accompanying notes to financial statements.

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60 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Notes to Financial Statements

(Unaudited as to Dec. 31, 2002)

AXP State Tax-Exempt Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

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61 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
62 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into Bond Market Association (BMA) swap agreements. BMA swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating BMA market interest rate versus a fixed interest rate. The Funds may employ BMA swaps to synthetically add or subtract principal exposure to the municipal market.

The BMA index serves as the reference for the floating market interest rate, and is a weekly high-grade market index comprised of 7-day tax-exempt variable rate demand notes produced by Municipal Market Data Group.

Risks of entering into a swap include a lack of correlation between BMA swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, BMA swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

BMA swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. As of Dec. 31, 2002, the outstanding forward-commitments for the Funds are as follows:

                                               Other              When-issued
Fund                                    forward-commitments       securities

California Tax-Exempt Fund                     $--                $1,006,540
Massachusetts Tax-Exempt Fund                   --                        --
Michigan Tax-Exempt Fund                        --                        --
Minnesota Tax-Exempt Fund                       --                        --
New York Tax-Exempt Fund                        --                        --
Ohio Tax-Exempt Fund                            --                        --

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

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63 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $17.50. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
64 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Dec. 31, 2002, are as follows:

Fund                                      Class A        Class B         Class C

California Tax-Exempt Fund               $228,830        $25,261          $  798
Massachusetts Tax-Exempt Fund             112,975          9,969             508
Michigan Tax-Exempt Fund                   69,483          3,263              67
Minnesota Tax-Exempt Fund                 332,316         22,089           2,412
New York Tax-Exempt Fund                   72,077          9,297             252
Ohio Tax-Exempt Fund                       77,111          7,050             106

During the six months ended Dec. 31, 2002, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                   Reduction

California Tax-Exempt Fund                                               $ 2,306
Massachusetts Tax-Exempt Fund                                              1,441
Michigan Tax-Exempt Fund                                                   1,246
Minnesota Tax-Exempt Fund                                                 11,984
New York Tax-Exempt Fund                                                   1,060
Ohio Tax-Exempt Fund                                                         955

3. SECURITIES TRANSACTIONS

For the six months ended Dec. 31, 2002, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                   Purchases        Proceeds

California Tax-Exempt Fund                          $126,918,134    $129,921,355
Massachusetts Tax-Exempt Fund                         66,075,896      64,292,061
Michigan Tax-Exempt Fund                              45,969,233      45,057,369
Minnesota Tax-Exempt Fund                            167,410,010     156,050,254
New York Tax-Exempt Fund                              45,712,047      45,162,463
Ohio Tax-Exempt Fund                                  95,036,031      98,847,236

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
65 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                               California Tax-Exempt Fund
                                             Six months ended Dec. 31, 2002
                                         Class A        Class B         Class C

Sold                                   3,086,217        533,793         280,639
Issued for reinvested distributions      662,256         72,249          13,299
Redeemed                              (3,323,220)      (397,877)        (62,500)
                                      ----------       --------         -------
Net increase (decrease)                  425,253        208,165         231,438
                                         -------        -------         -------

                                                Year ended June 30, 2002
                                         Class A        Class B         Class C

Sold                                   6,400,241      1,076,874         546,402
Issued for reinvested distributions    1,377,230        137,133          15,782
Redeemed                              (7,849,109)      (601,379)       (108,997)
                                      ----------       --------        --------
Net increase (decrease)                  (71,638)       612,628         453,187
                                         -------        -------         -------

                                              Massachusetts Tax-Exempt Fund
                                             Six months ended Dec. 31, 2002
                                         Class A        Class B         Class C

Sold                                   1,472,387        582,551          92,291
Issued for reinvested distributions      229,225         71,300           6,433
Redeemed                              (1,344,688)      (297,295)       (263,649)
                                      ----------       --------        --------
Net increase (decrease)                  356,924        356,556        (164,925)
                                         -------        -------        --------

                                                Year ended June 30, 2002
                                         Class A        Class B         Class C

Sold                                   1,812,571      1,416,140         288,225
Issued for reinvested distributions      403,515        103,797           8,087
Redeemed                              (2,176,807)      (536,151)        (17,426)
                                      ----------       --------         -------
Net increase (decrease)                   39,279        983,786         278,886
                                          ------        -------         -------

                                                Michigan Tax-Exempt Fund
                                             Six months ended Dec. 31, 2002
                                         Class A        Class B         Class C

Sold                                   1,004,956        366,405          82,429
Issued for reinvested distributions      340,362         38,145           5,888
Redeemed                              (1,160,467)      (129,349)        (22,520)
                                      ----------       --------         -------
Net increase (decrease)                  184,851        275,201          65,797
                                         -------        -------          ------

                                                Year ended June 30, 2002
                                         Class A        Class B         Class C

Sold                                   1,819,107        391,292         258,824
Issued for reinvested distributions      456,888         39,126           3,229
Redeemed                              (1,842,736)      (113,589)        (38,682)
                                      ----------       --------         -------
Net increase (decrease)                  433,259        316,829         223,371
                                         -------        -------         -------

--------------------------------------------------------------------------------
66 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

                                                Minnesota Tax-Exempt Fund
                                             Six months ended Dec. 31, 2002
                                         Class A        Class B         Class C

Sold                                   6,887,024      1,681,840         543,604
Issued for reinvested distributions    1,297,108        195,483          19,657
Redeemed                              (6,992,058)      (758,169)       (101,570)
                                      ----------       --------        --------
Net increase (decrease)                1,192,074      1,119,154         461,691
                                       ---------      ---------         -------

                                                Year ended June 30, 2002
                                         Class A        Class B         Class C

Sold                                  12,664,270      2,975,471         688,424
Issued for reinvested distributions    2,727,845        379,830          22,223
Redeemed                             (12,789,800)    (1,320,782)       (106,738)
                                     -----------     ----------        --------
Net increase (decrease)                2,602,315      2,034,519         603,909
                                       ---------      ---------         -------

                                                New York Tax-Exempt Fund
                                             Six months ended Dec. 31, 2002
                                         Class A        Class B         Class C

Sold                                   1,407,189        503,697         110,986
Issued for reinvested distributions      345,471         59,582           5,962
Redeemed                              (1,593,657)      (397,987)        (14,258)
                                      ----------       --------         -------
Net increase (decrease)                  159,003        165,292         102,690
                                         -------        -------         -------

                                                Year ended June 30, 2002
                                         Class A        Class B         Class C

Sold                                   2,146,982        784,095         200,482
Issued for reinvested distributions      587,385         91,154           4,929
Redeemed                              (2,110,315)      (497,151)        (31,041)
                                      ----------       --------         -------
Net increase (decrease)                  624,052        378,098         174,370
                                         -------        -------         -------

                                                 Ohio Tax-Exempt Fund
                                            Six months ended Dec. 31, 2002
                                         Class A        Class B         Class C

Sold                                   1,162,778        355,322         224,678
Issued for reinvested distributions      390,903         66,089          13,255
Redeemed                              (2,215,264)      (194,123)         (5,351)
                                      ----------       --------          ------
Net increase (decrease)                 (661,583)       227,288         232,582
                                        --------        -------         -------

                                                Year ended June 30, 2002
                                         Class A        Class B         Class C

Sold                                   2,378,833        817,058         127,515
Issued for reinvested distributions      415,736         48,376           6,415
Redeemed                              (2,499,609)      (189,940)        (27,577)
                                      ----------       --------         -------
Net increase (decrease)                  294,960        675,494         106,353
                                         -------        -------         -------

--------------------------------------------------------------------------------
67 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs as of June 30, 2002 are as follows:

Fund                                       Carry-over           Expiration date

California Tax-Exempt Fund                 $6,521,703              2006-2010
Massachusetts Tax-Exempt Fund                 639,020              2008-2009
Michigan Tax-Exempt Fund                    1,155,781              2008-2009
Minnesota Tax-Exempt Fund                   5,225,228              2008-2011
New York Tax-Exempt Fund                    1,214,744              2005-2009
Ohio Tax-Exempt Fund                          732,897              2008-2009

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with Deutsche Bank., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 2002.

--------------------------------------------------------------------------------
68 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Fund

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.23        $5.18        $5.03        $5.18        $5.35

Income from investment operations:

Net investment income (loss)                                        .12          .24          .25          .26          .27

Net gains (losses) (both realized and unrealized)                   .09          .05          .15         (.15)        (.17)

Total from investment operations                                    .21          .29          .40          .11          .10

Less distributions:

Dividends from net investment income                               (.12)        (.24)        (.25)        (.26)        (.27)

Net asset value, end of period                                    $5.32        $5.23        $5.18        $5.03        $5.18

Ratios/supplemental data

Net assets, end of period (in millions)                            $240         $234         $231         $213         $246

Ratio of expenses to average daily net assets(c)                   .84%(d)      .84%         .85%         .82%         .79%

Ratio of net investment income (loss)
to average daily net assets                                       4.50%(d)     4.56%        4.79%        5.18%        4.97%

Portfolio turnover rate (excluding short-term securities)           49%          16%          11%          18%          16%

Total return(e)                                                   4.07%(g)     5.66%        8.00%        2.19%        1.80%

Class B

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.23        $5.17        $5.03        $5.18        $5.35

Income from investment operations:

Net investment income (loss)                                        .10          .20          .21          .22          .22

Net gains (losses) (both realized and unrealized)                   .09          .06          .14         (.15)        (.17)

Total from investment operations                                    .19          .26          .35          .07          .05

Less distributions:

Dividends from net investment income                               (.10)        (.20)        (.21)        (.22)        (.22)

Net asset value, end of period                                    $5.32        $5.23        $5.17        $5.03        $5.18

Ratios/supplemental data

Net assets, end of period (in millions)                             $29          $27          $24          $21          $21

Ratio of expenses to average daily net assets(c)                  1.59%(d)     1.59%        1.60%        1.58%        1.53%

Ratio of net investment income (loss)
to average daily net assets                                       3.73%(d)     3.81%        3.99%        4.43%        4.23%

Portfolio turnover rate (excluding short-term securities)           49%          16%          11%          18%          16%

Total return(e)                                                   3.67%(g)     5.07%        6.98%        1.44%        1.03%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
69 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP California Tax-Exempt Fund

Class C

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001       2000(b)

Net asset value, beginning of period                              $5.24        $5.18        $5.03        $5.02

Income from investment operations:

Net investment income (loss)                                        .10          .20          .21           --

Net gains (losses) (both realized and unrealized)                   .09          .06          .15          .01

Total from investment operations                                    .19          .26          .36          .01

Less distributions:

Dividends from net investment income                               (.10)        (.20)        (.21)          --

Net asset value, end of period                                    $5.33        $5.24        $5.18        $5.03

Ratios/supplemental data

Net assets, end of period (in millions)                              $5           $3           $1          $--

Ratio of expenses to average daily net assets(c)                  1.60%(d)     1.60%        1.60%        1.58%(d)

Ratio of net investment income (loss)
to average daily net assets                                       3.72%(d)     3.86%        4.04%        4.43%(d)

Portfolio turnover rate (excluding short-term securities)           49%          16%          11%          18%

Total return(e)                                                   3.66%(g)     5.07%        7.20%         .20%(g)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Dec. 31, 2002 (Unaudited).

(g) Not annualized.

--------------------------------------------------------------------------------
70 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT


AXP Massachusetts Tax-Exempt Fund

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.37        $5.28        $5.11        $5.39        $5.56

Income from investment operations:

Net investment income (loss)                                        .10          .22          .27          .27          .27

Net gains (losses) (both realized and unrealized)                   .09          .09          .17         (.27)        (.17)

Total from investment operations                                    .19          .31          .44           --          .10

Less distributions:

Dividends from net investment income                               (.10)        (.22)        (.27)        (.28)        (.27)

Distributions from realized gains                                  (.02)          --           --           --           --

Total distributions                                                (.12)        (.22)        (.27)        (.28)        (.27)

Net asset value, end of period                                    $5.44        $5.37        $5.28        $5.11        $5.39

Ratios/supplemental data

Net assets, end of period (in millions)                             $69          $66          $65          $59          $70

Ratio of expenses to average daily net assets(c)                   .92%(d)      .91%         .95%         .93%         .81%

Ratio of net investment income (loss)
to average daily net assets                                       3.85%(d)     4.11%        5.04%        5.28%        4.99%

Portfolio turnover rate (excluding short-term securities)           71%          53%           4%           7%           5%

Total return(e)                                                   3.70%(g)     5.94%        8.64%         .04%        1.72%

Class B

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.37        $5.28        $5.11        $5.39        $5.56

Income from investment operations:

Net investment income (loss)                                        .08          .18          .23          .24          .23

Net gains (losses) (both realized and unrealized)                   .09          .09          .17         (.28)        (.17)

Total from investment operations                                    .17          .27          .40         (.04)         .06

Less distributions:

Dividends from net investment income                               (.08)        (.18)        (.23)        (.24)        (.23)

Distributions from realized gains                                  (.02)          --           --           --           --

Total distributions                                                (.10)        (.18)        (.23)        (.24)        (.23)

Net asset value, end of period                                    $5.44        $5.37        $5.28        $5.11        $5.39

Ratios/supplemental data

Net assets, end of period (in millions)                             $26          $24          $18          $16          $17

Ratio of expenses to average daily net assets(c)                  1.68%(d)     1.66%        1.70%        1.69%        1.56%

Ratio of net investment income (loss)
to average daily net assets                                       3.09%(d)     3.34%        4.28%        4.53%        4.25%

Portfolio turnover rate (excluding short-term securities)           71%          53%           4%           7%           5%

Total return(e)                                                   3.30%(g)     5.15%        7.83%        (.71%)        .96%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
71 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP Massachusetts Tax-Exempt Fund

Class C

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001       2000(b)

Net asset value, beginning of period                              $5.37        $5.28        $5.11        $5.10

Income from investment operations:

Net investment income (loss)                                        .08          .18          .23           --

Net gains (losses) (both realized and unrealized)                   .09          .09          .17          .01

Total from investment operations                                    .17          .27          .40          .01

Less distributions:

Dividends from net investment income                               (.08)        (.18)        (.23)          --

Distributions from realized gains                                  (.02)          --           --           --

Total distributions                                                (.10)        (.18)        (.23)          --

Net asset value, end of period                                    $5.44        $5.37        $5.28        $5.11

Ratios/supplemental data

Net assets, end of period (in millions)                              $1           $2           $1          $--

Ratio of expenses to average daily net assets(c)                  1.67%(d)     1.66%        1.70%        1.69%(d)

Ratio of net investment income (loss)
to average daily net assets                                       3.17%(d)     3.32%        4.30%        4.53%(d)

Portfolio turnover rate (excluding short-term securities)           71%          53%           4%           7%

Total return(e)                                                   3.30%(g)     5.16%        7.84%         .20%(g)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Dec. 31, 2002 (Unaudited).

(g) Not annualized.

--------------------------------------------------------------------------------
72 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT


AXP Michigan Tax-Exempt Fund

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.33        $5.27        $5.09        $5.38        $5.57

Income from investment operations:

Net investment income (loss)                                        .11          .24          .27          .27          .28

Net gains (losses) (both realized and unrealized)                   .11          .06          .18         (.29)        (.17)

Total from investment operations                                    .22          .30          .45         (.02)         .11

Less distributions:

Dividends from net investment income                               (.12)        (.24)        (.27)        (.27)        (.28)

Distributions from realized gains                                  (.05)          --           --           --         (.02)

Total distributions                                                (.17)        (.24)        (.27)        (.27)        (.30)

Net asset value, end of period                                    $5.38        $5.33        $5.27        $5.09        $5.38

Ratios/supplemental data

Net assets, end of period (in millions)                             $72          $70          $67          $65          $77

Ratio of expenses to average daily net assets(c)                   .91%(d)      .92%         .95%         .89%         .83%

Ratio of net investment income (loss)
to average daily net assets                                       4.35%(d)     4.57%        5.09%        5.30%        5.00%

Portfolio turnover rate (excluding short-term securities)           58%          33%           4%          12%          20%

Total return(e)                                                   4.26%(g)     5.83%        8.90%        (.14%)       1.92%

Class B

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.33        $5.27        $5.09        $5.38        $5.57

Income from investment operations:

Net investment income (loss)                                        .10          .20          .23          .23          .24

Net gains (losses) (both realized and unrealized)                   .10          .06          .18         (.29)        (.17)

Total from investment operations                                    .20          .26          .41         (.06)         .07

Less distributions:

Dividends from net investment income                               (.10)        (.20)        (.23)        (.23)        (.24)

Distributions from realized gains                                  (.05)          --           --           --         (.02)

Total distributions                                                (.15)        (.20)        (.23)        (.23)        (.26)

Net asset value, end of period                                    $5.38        $5.33        $5.27        $5.09        $5.38

Ratios/supplemental data

Net assets, end of period (in millions)                             $10           $8           $6           $6           $7

Ratio of expenses to average daily net assets(c)                  1.67%(d)     1.67%        1.70%        1.64%        1.59%

Ratio of net investment income (loss)
to average daily net assets                                       3.59%(d)     3.82%        4.34%        4.55%        4.25%

Portfolio turnover rate (excluding short-term securities)           58%          33%           4%          12%          20%

Total return(e)                                                   3.87%(g)     5.04%        8.09%        (.92%)       1.17%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
73 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP Michigan Tax-Exempt Fund

Class C

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001       2000(b)

Net asset value, beginning of period                              $5.33        $5.27        $5.09        $5.08

Income from investment operations:

Net investment income (loss)                                        .09          .20          .22           --

Net gains (losses) (both realized and unrealized)                   .11          .06          .18          .01

Total from investment operations                                    .20          .26          .40          .01

Less distributions:

Dividends from net investment income                               (.10)        (.20)        (.22)          --

Distributions from realized gains                                  (.05)          --           --           --

Total distributions                                                (.15)        (.20)        (.22)          --

Net asset value, end of period                                    $5.38        $5.33        $5.27        $5.09

Ratios/supplemental data

Net assets, end of period (in millions)                              $2           $1          $--          $--

Ratio of expenses to average daily net assets(c)                  1.67%(d)     1.66%        1.70%        1.64%(d)

Ratio of net investment income (loss)
to average daily net assets                                       3.58%(d)     3.80%        4.36%        4.23%(d)

Portfolio turnover rate (excluding short-term securities)           58%          33%           4%          12%

Total return(e)                                                   3.86%(g)     5.05%        8.02%         .20%(g)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Dec. 31, 2002 (Unaudited).

(g) Not annualized.

--------------------------------------------------------------------------------
74 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT


AXP Minnesota Tax-Exempt Fund

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.20        $5.14        $5.00        $5.26        $5.41

Income from investment operations:

Net investment income (loss)                                        .12          .25          .28          .29          .29

Net gains (losses) (both realized and unrealized)                   .08          .06          .14         (.27)        (.15)

Total from investment operations                                    .20          .31          .42          .02          .14

Less distributions:

Dividends from net investment income                               (.12)        (.25)        (.28)        (.28)        (.29)

Net asset value, end of period                                    $5.28        $5.20        $5.14        $5.00        $5.26

Ratios/supplemental data

Net assets, end of period (in millions)                            $387         $375         $357         $340         $406

Ratio of expenses to average daily net assets(c)                   .83%(d)      .83%         .84%         .82%         .78%

Ratio of net investment income (loss)
to average daily net assets                                       4.56%(d)     4.82%        5.45%        5.68%        5.37%

Portfolio turnover rate (excluding short-term securities)           35%          36%           4%          18%          13%

Total return(e)                                                   3.92%(g)     6.15%        8.53%         .60%        2.62%

Class B

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.20        $5.14        $5.00        $5.26        $5.41

Income from investment operations:

Net investment income (loss)                                        .10          .21          .24          .25          .25

Net gains (losses) (both realized and unrealized)                   .08          .06          .14         (.26)        (.15)

Total from investment operations                                    .18          .27          .38         (.01)         .10

Less distributions:

Dividends from net investment income                               (.10)        (.21)        (.24)        (.25)        (.25)

Net asset value, end of period                                    $5.28        $5.20        $5.14        $5.00        $5.26

Ratios/supplemental data

Net assets, end of period (in millions)                             $71          $64          $53          $44          $46

Ratio of expenses to average daily net assets(c)                  1.59%(d)     1.59%        1.60%        1.58%        1.54%

Ratio of net investment income (loss)
to average daily net assets                                       3.77%(d)     4.02%        4.70%        4.94%        4.61%

Portfolio turnover rate (excluding short-term securities)           35%          36%           4%          18%          13%

Total return(e)                                                   3.52%(g)     5.36%        7.72%        (.16%)       1.85%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
75 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP Minnesota Tax-Exempt Fund

Class C

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001       2000(b)

Net asset value, beginning of period                              $5.20        $5.14        $5.00        $4.99

Income from investment operations:

Net investment income (loss)                                        .10          .21          .24           --

Net gains (losses) (both realized and unrealized)                   .08          .06          .14          .01

Total from investment operations                                    .18          .27          .38          .01

Less distributions:

Dividends from net investment income                               (.10)        (.21)        (.24)          --

Net asset value, end of period                                    $5.28        $5.20        $5.14        $5.00

Ratios/supplemental data

Net assets, end of period (in millions)                              $7           $5           $2          $--

Ratio of expenses to average daily net assets(c)                  1.59%(d)     1.59%        1.59%        1.58%(d)

Ratio of net investment income (loss)
to average daily net assets                                       3.79%(d)     4.04%        4.74%        4.94%(d)

Portfolio turnover rate (excluding short-term securities)           35%          36%           4%          18%

Total return(e)                                                   3.52%(g)     5.36%        7.75%         .20%(g)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Dec. 31, 2002 (Unaudited).

(g) Not annualized.

--------------------------------------------------------------------------------
76 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT


AXP New York Tax-Exempt Fund

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.16        $5.12        $4.92        $5.15        $5.29

Income from investment operations:

Net investment income (loss)                                        .11          .22          .25          .27          .25

Net gains (losses) (both realized and unrealized)                   .15          .04          .20         (.23)        (.14)

Total from investment operations                                    .26          .26          .45          .04          .11

Less distributions:

Dividends from net investment income                               (.11)        (.22)        (.25)        (.27)        (.25)

Distributions from realized gains                                  (.02)          --           --           --           --

Total distributions                                                (.13)        (.22)        (.25)        (.27)        (.25)

Net asset value, end of period                                    $5.29        $5.16        $5.12        $4.92        $5.15

Ratios/supplemental data

Net assets, end of period (in millions)                             $96          $92          $88          $85         $102

Ratio of expenses to average daily net assets(c)                   .89%(d)      .90%         .91%         .88%         .82%

Ratio of net investment income (loss)
to average daily net assets                                       4.19%(d)     4.38%        4.90%        5.27%        4.93%

Portfolio turnover rate (excluding short-term securities)           41%          44%          13%          11%           8%

Total return(e)                                                   5.14%(g)     5.26%        9.28%         .77%        2.04%

Class B

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.16        $5.12        $4.92        $5.15        $5.29

Income from investment operations:

Net investment income (loss)                                        .09          .19          .21          .23          .21

Net gains (losses) (both realized and unrealized)                   .15          .04          .20         (.23)        (.14)

Total from investment operations                                    .24          .23          .41           --          .07

Less distributions:

Dividends from net investment income                               (.09)        (.19)        (.21)        (.23)        (.21)

Distributions from realized gains                                  (.02)          --           --           --           --

Total distributions                                                (.11)        (.19)        (.21)        (.23)        (.21)

Net asset value, end of period                                    $5.29        $5.16        $5.12        $4.92        $5.15

Ratios/supplemental data

Net assets, end of period (in millions)                             $20          $18          $16          $13          $14

Ratio of expenses to average daily net assets(c)                  1.65%(d)     1.65%        1.66%        1.63%        1.57%

Ratio of net investment income (loss)
to average daily net assets                                       3.44%(d)     3.60%        4.14%        4.54%        4.20%

Portfolio turnover rate (excluding short-term securities)           41%          44%          13%          11%           8%

Total return(e)                                                   4.74%(g)     4.48%        8.47%         .01%        1.28%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
77 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP New York Tax-Exempt Fund

Class C

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001       2000(b)

Net asset value, beginning of period                              $5.16        $5.11        $4.92        $4.91

Income from investment operations:

Net investment income (loss)                                        .09          .19          .21           --

Net gains (losses) (both realized and unrealized)                   .15          .05          .19          .01

Total from investment operations                                    .24          .24          .40          .01

Less distributions:

Dividends from net investment income                               (.09)        (.19)        (.21)          --

Distributions from realized gains                                  (.02)          --           --           --

Total distributions                                                (.11)        (.19)        (.21)          --

Net asset value, end of period                                    $5.29        $5.16        $5.11        $4.92

Ratios/supplemental data

Net assets, end of period (in millions)                              $2           $1          $--          $--

Ratio of expenses to average daily net assets(c)                  1.66%(d)     1.66%        1.66%        1.63%(d)

Ratio of net investment income (loss)
to average daily net assets                                       3.41%(d)     3.69%        4.09%        4.54%(d)

Portfolio turnover rate (excluding short-term securities)           41%          44%          13%          11%

Total return(e)                                                   4.73%(g)     4.68%        8.26%         .20%(g)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Dec. 31, 2002 (Unaudited).

(g) Not annualized.

--------------------------------------------------------------------------------
78 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT


AXP Ohio Tax-Exempt Fund

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.35        $5.27        $5.13        $5.36        $5.50

Income from investment operations:

Net investment income (loss)                                        .10          .22          .27          .27          .27

Net gains (losses) (both realized and unrealized)                   .08          .08          .14         (.23)        (.14)

Total from investment operations                                    .18          .30          .41          .04          .13

Less distributions:

Dividends from net investment income                               (.10)        (.22)        (.27)        (.27)        (.27)

Distributions from realized gains                                  (.10)          --           --           --           --

Total distributions                                                (.20)        (.22)        (.27)        (.27)        (.27)

Net asset value, end of period                                    $5.33        $5.35        $5.27        $5.13        $5.36

Ratios/supplemental data

Net assets, end of period (in millions)                             $66          $69          $67          $60          $69

Ratio of expenses to average daily net assets(c)                   .92%(d)      .91%         .93%         .88%         .88%

Ratio of net investment income (loss)
to average daily net assets                                       3.65%(d)     4.22%        4.98%        5.31%        5.02%

Portfolio turnover rate (excluding short-term securities)          117%          33%           3%          13%           5%

Total return(e)                                                   3.53%(g)     5.87%        7.95%         .91%        2.50%

Class B

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $5.34        $5.27        $5.13        $5.36        $5.50

Income from investment operations:

Net investment income (loss)                                        .08          .18          .23          .23          .23

Net gains (losses) (both realized and unrealized)                   .09          .07          .14         (.23)        (.14)

Total from investment operations                                    .17          .25          .37           --          .09

Less distributions:

Dividends from net investment income                               (.08)        (.18)        (.23)        (.23)        (.23)

Distributions from realized gains                                  (.10)          --           --           --           --

Total distributions                                                (.18)        (.18)        (.23)        (.23)        (.23)

Net asset value, end of period                                    $5.33        $5.34        $5.27        $5.13        $5.36

Ratios/supplemental data

Net assets, end of period (in millions)                             $13          $12           $8           $7           $8

Ratio of expenses to average daily net assets(c)                  1.68%(d)     1.66%        1.68%        1.64%        1.63%

Ratio of net investment income (loss)
to average daily net assets                                       2.87%(d)     3.46%        4.23%        4.55%        4.27%

Portfolio turnover rate (excluding short-term securities)          117%          33%           3%          13%           5%

Total return(e)                                                   3.32%(g)     4.89%        7.15%         .14%        1.75%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
79 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



AXP Ohio Tax-Exempt Fund

Class C

Per share income and capital changes(a)

Fiscal period ended June 30,                                     2002(f)        2002         2001       2000(b)

Net asset value, beginning of period                              $5.35        $5.28        $5.13        $5.12

Income from investment operations:

Net investment income (loss)                                        .08          .18          .22           --

Net gains (losses) (both realized and unrealized)                   .09          .07          .15          .01

Total from investment operations                                    .17          .25          .37          .01

Less distributions:

Dividends from net investment income                               (.08)        (.18)        (.22)          --

Distributions from realized gains                                  (.10)          --           --           --

Total distributions                                                (.18)        (.18)        (.22)          --

Net asset value, end of period                                    $5.34        $5.35        $5.28        $5.13

Ratios/supplemental data

Net assets, end of period (in millions)                              $3           $1           $1          $--

Ratio of expenses to average daily net assets(c)                  1.68%(d)     1.66%        1.68%        1.64%(d)

Ratio of net investment income (loss)
to average daily net assets                                       2.80%(d)     3.45%        4.26%        4.55%(d)

Portfolio turnover rate (excluding short-term securities)          117%          33%           3%          13%

Total return(e)                                                   3.32%(g)     4.89%        7.27%         .20%(g)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Dec. 31, 2002 (Unaudited).

(g) Not annualized.

--------------------------------------------------------------------------------
80 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Results of Meeting of Shareholders

AXP STATE TAX-EXEMPT FUND

         CALIFORNIA

REGULAR MEETING OF SHAREHOLDERS HELD ON NOVEMBER 13, 2002

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below.

Proposal 1

To elect the thirteen nominees specified below as Board members*.

                                   Shares Voted "For"         Shares Withholding Authority to Vote

Arne H. Carlson                      21,524,516.677                        837,689.827
Philip J. Carroll, Jr.               21,510,944.540                        851,261.964
Livio D. DeSimone                    21,488,015.967                        874,190.537
Barbara H. Fraser                    21,503,564.342                        858,642.162
Ira D. Hall                          21,504,616.136                        857,590.368
Heinz F. Hutter                      21,524,064.703                        838,141.801
Anne P. Jones                        21,492,935.946                        869,270.558
Stephen R. Lewis, Jr.                21,492,339.044                        869,867.460
Alan G. Quasha                       21,489,656.727                        872,549.777
Stephen W. Roszell                   21,461,755.035                        900,451.469
Alan K. Simpson                      21,502,603.817                        859,602.687
Alison Taunton-Rigby                 21,499,341.308                        862,865.196
William F. Truscott                  21,524,292.441                        837,914.063


--------------------------------------------------------------------------------
81 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Proposal 2

To Amend the Articles of Incorporation/Declaration of Trust*:

2(a). To allow one vote/dollar instead of one vote/share.

Shares Voted "For"    Shares Voted "Against"    Abstentions    Broker Non-Votes

  18,391,820.475          1,864,081.802        1,191,814.227      914,490.000

* Denotes Registrant-wide proposals and voting results.

--------------------------------------------------------------------------------
82 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT



Results of Meeting of Shareholders

AXP STATE TAX-EXEMPT FUND

         MASSACHUSETTS

         MICHIGAN

         MINNESOTA

         NEW YORK

         OHIO

REGULAR MEETING OF SHAREHOLDERS HELD ON NOVEMBER 13, 2002

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below.

Proposal 1

To elect the thirteen nominees specified below as Board members*.

                                   Shares Voted "For"         Shares Withholding Authority to Vote

Arne H. Carlson                      102,201,694.488                      3,972,658.871
Philip J. Carroll, Jr.               102,777,695.900                      3,396,657.459
Livio D. DeSimone                    102,616,862.894                      3,557,490.465
Barbara H. Fraser                    102,758,688.359                      3,415,665.000
Ira D. Hall                          102,618,136.459                      3,556,216.900
Heinz F. Hutter                      102,629,210.503                      3,545,142.856
Anne P. Jones                        102,669,606.951                      3,504,746.408
Stephen R. Lewis, Jr.                102,794,186.542                      3,380,166.817
Alan G. Quasha                       102,517,180.869                      3,657,172.490
Stephen W. Roszell                   102,695,490.099                      3,478,863.260
Alan K. Simpson                      102,320,300.877                      3,854,052.482
Alison Taunton-Rigby                 102,796,502.435                      3,377,850.924
William F. Truscott                  102,922,576.476                      3,251,776.883


--------------------------------------------------------------------------------
83 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

Proposal 2

To Amend the Articles of Incorporation/Declaration of Trust*:

2(a). To allow one vote/dollar instead of one vote/share.

Shares Voted "For"    Shares Voted "Against"    Abstentions    Broker Non-Votes

  86,408,676.886          8,461,136.116        4,054,686.357     7,249,854.000

* Denotes Registrant-wide proposals and voting results.

--------------------------------------------------------------------------------
84 -- AXP STATE TAX-EXEMPT FUNDS -- 2002 SEMIANNUAL REPORT

American Express(R) Funds

Growth Funds
AXP(R) Emerging Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds
AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Partners International Core Fund
AXP Partners International Small Cap Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund

Value Funds
AXP Diversified Equity Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental Value Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt Income Funds
AXP Bond Fund
AXP Cash Management Fund**
AXP Extra Income Fund
AXP Federal Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money Fund**
AXP U.S. Government Mortgage Fund

Sector Funds
AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund

These funds are also listed in the categories above.

AXP(R) Partners Funds
AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds
AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund

 * Closed to new investors.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

                                                                          (2/03)

AXP State Tax-Exempt Funds
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

American
   Express(R)
 Funds

AMERICAN
   EXPRESS(R)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6329 T (2/03)